Prospectus April 30, 2019, as supplemented May 7, 2019

MUZINICH CREDIT OPPORTUNITIES FUND
Class A Shares (Ticker: MZCRX)
Institutional Shares (Ticker: MZCIX)
Supra Institutional Shares (Ticker: MZCSX)

MUZINICH U.S. HIGH YIELD CORPORATE BOND FUND
Class A Shares (Ticker: MZHRX)*
Institutional Shares (Ticker: MZHIX)
Supra Institutional Shares (Ticker: MZHSX)

MUZINICH LOW DURATION FUND
Class A Shares (Ticker: MZLRX)*
Institutional Shares (Ticker: MZLIX)
Supra Institutional Shares (Ticker: MZLSX)

MUZINICH HIGH INCOME FLOATING RATE FUND
Class A Shares (Ticker: MZFRX)*
Institutional Shares (Ticker: MZFIX)
Supra Institutional Shares (Ticker: MZFSX)*

*    Shares are not available at this time.

Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, the Muzinich Funds will send a notice, either by mail or e-mail, each time your fund’s updated report is available on our website www.MuzinichUSFunds.com. Investors enrolled in electronic delivery will receive the notice by e-mail, with links to the updated report and don’t need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge by calling 1-855-MUZINICH (1-855-689-4642).

The U.S. Securities and Exchange Commission has not approved or disapproved any Fund’s shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Summary Section – Muzinich Credit Opportunities Fund

SUMMARY SECTION

Muzinich Credit Opportunities Fund

Investment Objective
The Muzinich Credit Opportunities Fund (the “Credit Opportunities Fund” or the “Fund”) seeks primarily to provide a high level of income and capital appreciation.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Credit Opportunities Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on Page 55 of the Prospectus and “Additional Purchase and Redemption Information” on Page 41 of the Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Institutional	Supra Institutional
Maximum Front End Sales Charge	4.25%	None	None
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Institutional		Supra Institutional
Management Fees		0.60%		0.60%		0.60%
Distribution and/or Service (12b-1) Fees		0.25%		None		None
Other Expenses		0.20%		0.20%		0.20%
Shareholder Servicing Fees (up to 0.10% for Class A and Institutional Class shares)	0.05%		0.03%		N/A
Total Annual Fund Operating Expenses		1.10%		0.83%		0.80%
Fee Waiver and/or Expense Reimbursement		-0.19%		-0.20%		-0.20%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)		0.91%		0.63%		0.60%

(1)
Muzinich & Co., Inc. (the “Advisor”) has contractually agreed to waive its fees and/or reimburse certain expenses (excluding taxes, leverage interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A Shares, Institutional Shares and Supra Institutional Shares to 0.95%, 0.70% and 0.60%, respectively, of the Credit Opportunities Fund’s average daily net assets indefinitely, but at least through April 30, 2020 (the “Expense Caps”). The Expense Caps may be changed or eliminated at any time after April 30, 2020, by the Board of Trustees upon 60 days’ prior written notice to the Advisor, or by the Advisor with the consent of the Board of Trustees. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of the waiver or at the time of reimbursement.

Summary Section – Muzinich Credit Opportunities Fund

Example
The Example below is intended to help you compare the cost of investing in the Credit Opportunities Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps in the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$514	$742	$988	$1,692
Institutional Shares	$64	$245	$441	$1,007
Supra Institutional Shares	$61	$235	$425	$971

Portfolio Turnover
The Credit Opportunities Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2018, the Fund’s portfolio turnover rate was 244% of the average value of its portfolio.

Principal Investment Strategies
The Credit Opportunities Fund seeks to achieve its objective by allocating the Fund’s assets among various credit sectors of the global fixed income markets which the Advisor finds attractive from time-to-time. When allocating assets into these various credit segments, the Advisor seeks to take advantage of the potential differences in return expectations over the course of a full market cycle which may arise as these different credit sectors move in and out of favor. The Fund pursues a “go-anywhere” strategy within the credit markets and will normally invest at least 80% of its net assets in corporate bonds and syndicated loans, including floating rate loans, that the Advisor believes have attractive risk/reward characteristics and which are issued by U.S. and foreign corporations. Syndicated loans represent amounts borrowed by companies or other entities. In many cases, they are issued in connection with recapitalizations, acquisitions, leveraged buyouts and refinancings. A syndicated loan typically has priority with respect to payment (to the extent assets are available) in the event of bankruptcy. The Fund generally will acquire syndicated loans as assignments from lenders. These syndicated loans have interest rates that reset periodically (annually or more frequently), generally based on a common interest rate index.

The Fund invests in both investment grade rated bonds as well as below-investment grade bonds (or “junk”) bonds. The Fund may invest up to 25% of its assets in below-investment grade bonds rated below B- /B3 (at the time of purchase) by Standard & Poor’s or Moody’s, respectively, or which are deemed equivalent by the Advisor. However, up to 100% of the Fund may be invested in bonds that are rated below-investment grade or Advisor-rated at any time. The Fund will typically not purchase bonds that are in default. The Fund’s investments may be unsecured or backed by receivables or other assets. The Fund may invest up to 70% of its net assets in foreign securities, including up to 40% in issuers located in emerging market countries. The Fund may invest (up to 80% of its net assets) in mutual funds (including affiliated mutual funds), exchange-traded funds (“ETFs”) which invest principally in any of the previously mentioned types of fixed income securities and such investments in fixed income mutual funds or ETFs will be included in the Fund’s 80% test. The mutual funds and ETFs in which the Fund invests have an investment objective similar to that of the Fund or are otherwise permitted investments in

Summary Section – Muzinich Credit Opportunities Fund

accordance with the Fund’s investment policies described herein. As a credit-focused fund, investments may also include asset-backed securities (“ABS”) including mortgage-backed securities (“MBS”) and securities backed by other forms of loans or securities.

There are three major components to the Advisor’s investment decision making process: (i) the determination of the appropriate asset allocation across the credit spectrum as well as desired geographical diversification, (ii) selection of individual investments for the Fund, and (iii) portfolio risk management. In the first two components, the Advisor’s Asset Allocation Group develops target top-down tactical allocation ranges. The portfolio managers then make the final allocation decision regarding the approximate percentage of the Fund that will be invested in each fixed income credit sector (for example higher rated bonds vs. lower rated bonds), and within and across geographies (for example, emerging markets vs. U.S. bonds). The portfolio managers then select investments based on a bottom-up fundamental analysis/evaluation of potential investment opportunities. In the third component, the Advisor may manage and adjust overall portfolio duration and credit risk exposure by the strategic use of derivatives that are primarily used to reduce portfolio volatility. The Advisor expects to principally use credit index derivatives (both long and short) and/or futures and options on primarily U.S. Treasuries to shorten or extend portfolio duration and credit spread sensitivity. The Advisor focuses on risk management from a long-term perspective, rather than being reactive to intermittent periods of market volatility, thus allowing portfolio management to focus on long-term investing.

The Fund may use derivatives in various ways. The Fund may use derivatives as a substitute for taking a long or short position in the reference asset or to gain exposure to certain asset classes; under such circumstances, the derivatives may have economic characteristics similar to those of the reference asset, and the Fund’s investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics. The Fund may use derivatives to hedge (or reduce) its exposure to a portfolio asset or risk. The Fund may also use derivatives to manage cash. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.

To mitigate the counterparty risk resulting from swap transactions, the Fund will only enter into swap transactions with highly rated financial institutions specializing in this type of transaction and in accordance with the standard terms laid down by the International Securities Dealers Association.

Although the Advisor will consider ratings assigned by ratings agencies in selecting investments, it relies principally on its own research and investment analysis. As applicable, the Advisor considers company-specific quantitative and qualitative factors such as: a company’s managerial strength and commitment to debt repayment, anticipated cash flow, debt maturity schedules, borrowing requirements, use of borrowing proceeds, asset coverage and earnings prospects; impacting legislation, regulation, litigation, transparency, market perspective, or other environmental, social and governance (“ESG”) risks; and the strength and depth of the protections afforded the lender through the documentation governing the bond or syndicated loan issuance. A security may be excluded or rejected on the basis of poor ESG performance which Muzinich believes implies heightened risk and may result in the security being less liquid.

The Advisor does not manage the Fund to any particular duration. Rather, depending on the mix of securities within the Fund’s portfolio and market conditions, the portfolio’s average duration may change. The average duration-to-worst is anticipated to fall most often between zero and five years, with a concentration toward the middle of that range, but could be shortened or extended. (Duration-to-worst is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.) In general, the longer the duration of the Fund’s bonds and/

Summary Section – Muzinich Credit Opportunities Fund

or loans, the greater the likelihood that an increase in interest rates would cause a decline in the price of the Fund’s shares.

In constructing the Fund’s portfolio, the Advisor pays close attention to the overall liquidity of the Fund’s portfolio. The Advisor seeks to maintain a liquid portfolio. Under certain circumstances, particularly in difficult market environments, this may cause the Advisor to avoid certain investments whose liquidity might be challenged in those markets.

The portfolio is actively managed and the Fund may sell a holding when it has already met or no longer meets the portfolio managers’ expectations, no longer offers compelling relative value, shows deteriorating fundamentals, or if it falls short of the portfolio managers’ expectations. Trading securities frequently may lead to high portfolio turnover. Tax consequences are not a primary consideration in the Fund’s investment decisions. The Fund may also sell holdings as a result of a change in the tactical asset allocation. Although the Fund will not invest in bonds or loans that are already in default, the portfolio managers may decide to continue to hold a bond or loan (or related securities) after a default. There is no limit on the amount of defaulted securities the Fund may hold.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Credit Opportunities Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

•	Active Management Risk – The Credit Opportunities Fund is actively managed and relies on the expertise of the Advisor. The Fund may underperform other mutual funds with similar investment objectives.

•
Below Investment Grade Securities (Junk Bond) Risk – The Credit Opportunities Fund’s investment in below-investment grade bonds, loans or other fixed-income securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade bonds or loans or other similarly rated debt securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. If there is a “flight to safety,” the market’s perception of “high yield” securities may turn negative, and these types of securities may become perceived as “high risk.”

•
Counterparty Risk – Counterparty risk arises upon entering into borrowing arrangements and is the risk from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Credit Opportunities Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received, though the Fund’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract should the underlying asset on which the contract is written have no offsetting market value. The “notional value” is generally defined as the value of the derivative’s underlying assets at the spot price. The Fund could be exposed to increased leverage risk should it finance derivative transactions without holding cash or cash equivalents equal to the notional value of its derivative positions.

•
Credit Risk – The risk that an issuer of a fixed income security will fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value. High yield bonds and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings and may be highly leveraged.

•	Currency Risk and Hedging Risk – The Credit Opportunities Fund will endeavor to limit price fluctuations caused by the changing relative value of currencies in which the Fund invests, but

Summary Section – Muzinich Credit Opportunities Fund

hedging involves costs and there can be no assurance that the Fund will be perfectly hedged or that the hedging will work as anticipated.

•
Derivatives Risk – The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Advisor; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•
ESG Exclusion Risk – The risk arising from the Fund’s exclusion of securities issued by companies deemed ineligible for investment by Norges Bank Investment Management due to environmental, social and governance (“ESG”) factors, even if these securities might otherwise comprise part of the Fund’s eligible investment universe. One or more of the securities issued by these companies which may otherwise be appropriate for investment by the Fund may outperform the securities selected for the Fund.

•
Extension Risk – Some fixed income securities are subject to the risk that the fixed income security’s effective maturity is extended because calls or prepayments are less or slower than anticipated, particularly when interest rates rise. The market value of such security may then decline and become more interest rate sensitive.

•
Foreign Securities and Emerging Markets Risk – Non-U.S. securities carry their own risks. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Credit Opportunities Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. It can be more difficult to enforce liens on collateral for securities purchased in some foreign jurisdictions, including some emerging market jurisdictions.

•
Impairment of Collateral Risk – The value of any collateral securing a bond or loan can decline, and may be insufficient to meet the borrower’s obligations or be difficult to liquidate. In addition, the Credit Opportunities Fund’s access to collateral may be limited by bankruptcy or other insolvency laws.

•
Interest Rate Risk – When interest rates rise, prices of fixed income securities generally fall and when interest rates fall, prices of fixed income securities generally rise. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk. In general, fixed income securities with longer maturities or durations are more sensitive to interest rate changes.

•
Investment Company and ETF Risk – Investing in other investment companies, including ETFs, involves the risk that the other investment company or ETF will not achieve its investment objective or execute its investment strategy effectively or that large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. Additionally, the Fund must pay its pro rata portion of an investment company’s fees and expenses. (Affiliated mutual funds will not charge duplicate fees and expenses.) Finally, other investment companies and ETFs will have similar underlying risks as the Fund, including credit risk, liquidity risk and management risk.

•	Issuer Risk – An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Credit Opportunities Fund’s performance.

•
Liquidity Risk – High yield fixed income instruments tend to be less liquid than higher quality fixed income instruments, meaning that at times it may be difficult to sell high yield fixed income instruments at a reasonable price. Additionally, floating rate loans generally are subject to legal or

Summary Section – Muzinich Credit Opportunities Fund

contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Additionally, loan transactions may require extended settlement periods before cash is received.

•
Market and Regulatory Risk – Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the Fund’s shareholders.

•
Prepayment Risk – Prepayment risk occurs when a fixed income security can be repaid in whole or in part prior to the security’s maturity and the Credit Opportunity Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

•
Ratings Agencies Risk – The ratings of any security may not adequately reflect the credit risk of those assets due to their structure. Ratings agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, ratings agencies are subject to an inherent conflict of interest, because they are often compensated by the same issuers whose securities they grade.

•
Redemption Risk – The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance. A general rise in interest rates, perhaps because of changing government policies, has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.

•
Restricted Securities Risk – Restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid, and the Fund may be unable to sell them at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for restricted securities. In addition, the Fund may get only limited information about the issuer of a restricted security.

•
Syndicated (Floating Rate, Bank, Leveraged, Senior) Loan Risk – The Fund may invest in syndicated loans which include interests in loans to companies or their affiliates undertaken for various purposes. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a company and one or more financial institutions, including banks. Loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities. The Fund’s investment may be in the form of participation in loans or of assignments of all or a portion of loans from third parties. Investments in syndicated loans involve credit risk, interest rate risk, liquidity risk and other risks, including, but not limited to, the risk that any collateral may become impaired, may be insufficient to meet the obligations of the borrower or may be difficult to liquidate. These

Summary Section – Muzinich Credit Opportunities Fund

investments are also subject to the risk that the Fund may obtain less than the full value for the loan interests when sold. Moreover, loan transactions may have significantly longer settlement periods (i.e., longer than seven days) than more traditional investments and, as a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans. The Fund has the power to engage in short term borrowing to meet short-term liquidity needs that might arise from any lengthy loan settlement periods.

•
U.S. Government Securities Risk – Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for the Supra Institutional Class. The table below illustrates how the Fund’s average annual total returns for the 1-year, 5-year and since inception periods compared with that of a broad-based securities index and three additional indexes to provide market comparisons. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website at www.MuzinichUSFunds.com, by calling the Fund toll-free at 1-855-MUZINICH (1‑855-689-4642) or by e-mailing the Fund at MuzinichUSFunds@muzinich.com.

Calendar Year Total Return as of December 31 – Supra Institutional Class

Highest Quarterly Return:	Q1 2016	2.74%

Lowest Quarterly Return:	Q1 2018	-0.65%

Summary Section – Muzinich Credit Opportunities Fund

Average Annual Total Return as of December 31, 2018
	1 Year	5 Years	Since Inception
Supra Institutional Class
Return Before Taxes	0.22%	3.16%	3.99%
Return After Taxes on Distributions	-0.35%	1.95%	2.66%
Return After Taxes on Distributions and Sale of Fund Shares	0.32%	1.89%	2.48%
Class A – Return Before Taxes	-4.28%	2.81%	3.63%
Institutional Class – Return Before Taxes	0.20%	3.10%	3.92%
ICE BofAML Global Corporate & High Yield Index (USD 100% Hedged) (reflects no deduction for fees, expenses or taxes)	-1.02%	3.76%	3.39%
ICE BofAML Global Corporate & High Yield Index (LOC) (reflects no deduction for fees, expenses or taxes)(1)	-1.78%	3.44%	3.13%
ICE BofAML Global Corporate & High Yield Index (USD) (reflects no deduction for fees, expenses or taxes)(1)	-3.43%	2.03%	2.02%

(1)
The ICE BofAML Global Corporate & High Yield Index (USD 100% Hedged) has been determined to be a more accurate representation of the investment character of the Credit Opportunities Fund; accordingly, it will be used going forward as the primary benchmark of the Fund.

“Since Inception” performance for each share class above is shown from January 3, 2013. Class A shares commenced operations on August 31, 2016. Institutional Class shares commenced operations on October 15, 2014. Supra Institutional Class shares commenced operations on January 3, 2013. Performance for the Class A shares and Institutional Class shares prior to their inception dates reflects the performance of the Supra Institutional Class shares adjusted for Class A shares and Institutional Class shares expenses, respectively.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns are shown only for Supra Institutional Class and after-tax returns for other classes will differ.

Summary Section – Muzinich Credit Opportunities Fund

Management

Investment Advisor	Portfolio Managers
Muzinich & Co., Inc.	Michael L. McEachern, MBA, CFA, Portfolio Manager, Managed the Fund since inception in 2013.
Anthony DeMeo, Portfolio Manager, Managed the Fund since 2016.
Joseph Galzerano, MBA, CPA, Portfolio Manager, Managed the Fund since 2018.
Warren Hyland, M.Sc., CFA, Portfolio Manager, Managed the Fund since 2014.
Torben Ronberg, MBA, Portfolio Manager, Managed the Fund since 2018.
Thomas Samson, M.Sc., CFA, Portfolio Manager, Managed the Fund since 2014.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Credit Opportunities Fund shares on any business day by written request via mail (Muzinich Credit Opportunities Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, or by telephone at 1‑855‑MUZINICH (toll free). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Class A Shares
– Standard Accounts	$10,000	$100
– Traditional and Roth IRAs	$500	$100
– Accounts with Automatic Investment Plans	$500	$100
Institutional Shares
– Standard Accounts	$1,000,000	$100
– Qualified Retirement Plans	$10,000	$100
Supra Institutional Shares
– Standard Accounts	$5,000,000	$100
– Qualified Retirement Plans	$50,000	$100

Tax Information
The Credit Opportunities Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement that does not use borrowed funds, such as a 401(k) plan or an individual retirement account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Credit Opportunities Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section

Muzinich U.S. High Yield Corporate Bond Fund

Investment Objective
The Muzinich U.S. High Yield Corporate Bond Fund (the “U.S. High Yield Fund” or the “Fund”) seeks to provide a high level of income on a risk-adjusted basis over a full market cycle.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. High Yield Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on Page 55 of the Prospectus and “Additional Purchase and Redemption Information” on Page 41 of the SAI.

Shareholder Fees (fees paid directly from your investment)	Class A	Institutional	Supra Institutional
Maximum Front End Sales Charge	4.25%	None	None
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Institutional		Supra Institutional
Management Fees		0.55%		0.55%		0.55%
Distribution and/or Service (12b-1) Fees		0.25%		None		None
Other Expenses(1)		1.08%		1.07%		1.08%
Shareholder Servicing Fees (up to 0.10% for Class A and Institutional Class shares)	0.10%		0.06%		N/A
Acquired Fund Fees and Expenses(1)		0.05%		0.05%		0.05%
Total Annual Fund Operating Expenses		2.03%		1.73%		1.68%
Fee Waiver and/or Expense Reimbursement		-1.05%		-1.04%		-1.05%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)(3)		0.98%		0.69%		0.63%

(1)	Other expenses and acquired fund fees and expenses for Class A shares of the Fund are based on estimated amounts for the current fiscal year.

(2)
The Advisor has contractually agreed to waive its fees and/or reimburse certain expenses (excluding taxes, leverage interest, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A Shares, Institutional Shares and Supra Institutional Shares to 0.93%, 0.68% and 0.58%, respectively, of the U.S. High Yield Fund’s average daily net assets indefinitely, but at least through April 30, 2020 (the “Expense Caps”). The Expense Caps may be changed or eliminated at any time after April 30, 2020, by the Board of Trustees upon 60 days’ prior written notice to the Advisor, or by the Advisor with the consent of the Board of Trustees. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of the waiver or at the time of reimbursement.

(3) The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not correlate to the Ratio of Expenses to Average Net Assets after Fees Waived provided in the Financial Highlights section of the Fund’s audited

Summary Section – Muzinich U.S. High Yield Corporate Bond Fund

financial statements for the period ended December 31, 2018, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
The Example below is intended to help you compare the cost of investing in the U.S. High Yield Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps in the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$521	$937	$1,379	$2,603
Institutional Shares	$70	$443	$841	$1,954
Supra Institutional Shares	$64	$427	$814	$1,899
Portfolio Turnover
The U.S. High Yield Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2018, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.
Principal Investment Strategies
The U.S. High Yield Fund normally invests at least 80% of its net assets in high yield bonds of U.S. corporations (commonly referred to as “junk” bonds). The Fund’s portfolio is typically well-diversified with below investment grade bonds issued by U.S. corporations that the Advisor believes have attractive risk/reward characteristics. The Fund typically focuses on bonds rated below investment grade, defined as below BBB- or Baa3 by Standard & Poor’s or Moody’s, respectively, or which are deemed equivalent by the Advisor. High yield bonds in which the Fund invests may be unsecured or backed by receivables or other assets. The Fund may invest up to 20% of its net assets in foreign securities, of which 10% may include securities in emerging market countries. The Fund may also invest up to 20% of its net assets in syndicated loans, including floating rate loans. The Fund may invest in mutual funds (including affiliated mutual funds) or exchange-traded funds (“ETFs”) which invest in any of the previously mentioned types of fixed income securities and such investments in fixed income mutual funds or ETFs will be included in the Fund’s 80% test. The mutual funds and ETFs in which the Fund invests have an investment objective similar to that of the Fund or are otherwise permitted investments in accordance with the Fund’s investment policies described herein.

Although the Advisor will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis. The Advisor selects bonds based on a rigorous bottom-up evaluation of each company in the portfolio. As applicable, the Advisor considers both company-specific quantitative and qualitative factors such as: a company’s managerial strength and commitment to debt repayment, anticipated cash flow, debt maturity schedules, borrowing requirements, use of borrowing proceeds, asset coverage and earnings prospects; impacting legislation, regulation, litigation, transparency, market perspective or other environmental, social and governance (“ESG”) risks; and the strength and depth of the protections afforded the lender through the documentation governing the bond issuance. The Fund typically invests in highly leveraged companies.

Summary Section – Muzinich U.S. High Yield Corporate Bond Fund

The Advisor does not manage the Fund to any particular duration. Rather, the securities within the Fund’s portfolio are consistent with general market duration, averaging between two to four years at any point in time. (Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.)

The Fund may use derivatives in various ways. The Fund may use derivatives as a substitute for taking a long or short position in the reference asset or to gain exposure to certain asset classes; under such circumstances, the derivatives may have economic characteristics similar to those of the reference asset, and the Fund’s investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics. The Fund may use derivatives to hedge (or reduce) its exposure to a portfolio asset or risk. The Fund may also use derivatives to manage cash. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.

The portfolio is actively managed and the Fund may sell a holding when it has already met or no longer meets the portfolio managers’ expectations, no longer offers compelling relative value, shows deteriorating fundamentals, or if it falls short of the portfolio managers’ expectations. Trading securities frequently may lead to high portfolio turnover. Tax consequences are not a primary consideration in the Fund’s investment decisions. Although the Fund will not invest in bonds or loans that are already in default, the portfolio managers may decide to continue to hold a bond or loan (or related securities) after a default. There is no limit on the amount of defaulted securities the Fund may hold.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the U.S. High Yield Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

•	Active Management Risk – The U.S. High Yield Fund is actively managed with discretion and may underperform market indices or other funds.

•
Below Investment Grade Securities (Junk Bond) Risk – The U.S. High Yield Fund’s investment in below-investment grade bonds, loans or other fixed-income securities (i.e., high yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade bonds or loans or other similarly rated debt securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. If there is a “flight to safety,” the market’s perception of “high yield” securities may turn negative, and these types of securities may become perceived as “high risk.”

•
Counterparty Risk – Counterparty risk arises upon entering into borrowing arrangements and is the risk from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the U.S. High Yield Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received, though the Fund’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract should the underlying asset on which the contract is written have no offsetting market value. The “notional value” is generally defined as the value of the derivative’s underlying assets at the spot price. The Fund could be exposed to increased leverage risk should it finance derivative transactions without holding cash or cash equivalents equal to the notional value of its derivative positions.

•
Credit Risk – The risk that an issuer of a fixed income security will fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value. High yield bonds and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that

Summary Section – Muzinich U.S. High Yield Corporate Bond Fund

issue them are not as financially strong as companies with investment grade ratings and may be highly leveraged.

•
Currency Risk and Hedging Risk – The U.S. High Yield Fund will endeavor to limit price fluctuations caused by the changing relative value of currencies in which the Fund invests, but hedging involves costs and there can be no assurance that the Fund will be perfectly hedged or that the hedging will work as anticipated.

•
Derivatives Risk – The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Advisor; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•
Extension Risk – Some fixed income securities are subject to the risk that the fixed income security’s effective maturity is extended because calls or prepayments are less or slower than anticipated, particularly when interest rates rise. The market value of such security may then decline and become more interest rate sensitive.

•
Foreign Securities and Emerging Markets Risk – Non-U.S. securities carry their own risks. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. It can be more difficult to enforce liens on collateral for securities purchased in some foreign jurisdictions, including some emerging market jurisdictions.

•
Impairment of Collateral Risk – The value of any collateral securing a bond or loan can decline, and may be insufficient to meet the borrower’s obligations or be difficult to liquidate. In addition, the U.S. High Yield Fund’s access to collateral may be limited by bankruptcy or other insolvency laws.

•
Interest Rate Risk – When interest rates rise, prices of fixed income securities generally fall and when interest rates fall, prices of fixed income securities generally rise. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk. In general, fixed income securities with longer maturities or durations are more sensitive to interest rate changes.

•
Investment Company and ETF Risk – Investing in other investment companies, including ETFs, involves the risk that the other investment company or ETF will not achieve its investment objective or execute its investment strategy effectively or that large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. Additionally, the Fund must pay its pro rata portion of an investment company’s fees and expenses. (Affiliated mutual funds will not charge duplicate fees and expenses.) Finally, other investment companies and ETFs will have similar underlying risks as the Fund, including credit risk, liquidity risk and management risk.

•	Issuer Risk – An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the U.S. High Yield Fund’s performance.

•
Liquidity Risk – High yield fixed income securities tend to be less liquid than higher quality fixed income securities, meaning that it may be difficult to sell high yield fixed income securities at a reasonable price. The U.S. High Yield Fund may have to lower the selling price, sell other investments, or forgo another, more appealing investment opportunity. Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities

Summary Section – Muzinich U.S. High Yield Corporate Bond Fund

may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance.

•
Market and Regulatory Risk – Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•	Newer Fund Risk – The Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

•
Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the Fund’s shareholders.

•
Prepayment Risk – Prepayment risk occurs when a fixed income security can be repaid in whole or in part prior to the security’s maturity and the U.S. High Yield Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

•
Ratings Agencies Risk – The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

•
Redemption Risk – The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance. A general rise in interest rates, perhaps because of changing government policies, has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.

•
Restricted Securities Risk – Restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid, and the Fund may be unable to sell them at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for restricted securities. In addition, the Fund may get only limited information about the issuer of a restricted security.

•
Syndicated (Floating Rate, Bank, Leveraged, Senior) Loan Risk – The Fund may invest in syndicated loans which include interests in loans to companies or their affiliates undertaken for various purposes. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a company and one or more financial institutions, including banks. Loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities. The Fund’s investment may be in the form of participation in loans or of assignments of all or a portion of loans from third parties. Investments in syndicated loans involve credit risk, interest rate risk, liquidity risk and other risks, including, but not limited to, the risk that any collateral may become impaired, may be insufficient to meet the obligations of the borrower or may be difficult to liquidate. These

Summary Section – Muzinich U.S. High Yield Corporate Bond Fund

investments are also subject to the risk that the Fund may obtain less than the full value for the loan interests when sold. Moreover, loan transactions may have significantly longer settlement periods (i.e., longer than seven days) than more traditional investments and, as a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans. The Fund has the power to engage in short term borrowing to meet short-term liquidity needs that might arise from any lengthy loan settlement periods.

•
U.S. Government Securities Risk – Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for its first two full calendar years for the Supra Institutional Class. The table below illustrates how the Fund’s average annual total returns for the 1-year and since inception period compared with that of a broad-based securities index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website at www.MuzinichUSFunds.com, by calling the Fund toll-free at 1-855-MUZINICH (1‑855-689-4642) or by e-mailing the Fund at MuzinichUSFunds@muzinich.com.

Calendar Year Total Return as of December 31 – Supra Institutional Class

Highest Quarterly Return:	Q3 2018	2.37%

Lowest Quarterly Return:	Q4 2018	-4.14%

Summary Section – Muzinich U.S. High Yield Corporate Bond Fund

Average Annual Total Return as of December 31, 2018
	1 Year	Since Inception
Supra Institutional Class
Return Before Taxes	-2.59%	4.06%
Return After Taxes on Distributions	-4.63%	0.90%
Return After Taxes on Distributions and Sale of Fund Shares	-1.50%	1.75%
Institutional Class – Return Before Taxes	-2.67%	4.00%
ICE BofAML BB-B Cash Pay High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)	-2.04%	5.72%

“Since Inception” performance for each share class above is shown from March 31, 2016. Institutional Class shares commenced operations on March 27, 2017. Supra Institutional Class shares commenced operations on March 31, 2016. Performance for the Institutional Class shares prior to the inception date reflects the performance of the Supra Institutional Class shares adjusted for Institutional Class shares expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns are shown only for Supra Institutional Class and after-tax returns for other classes will differ.

Management

Investment Advisor	Portfolio Managers
Muzinich & Co., Inc.	Clinton J. Comeaux, MBA, Portfolio Manager, Managed the Fund since inception in 2016.
Bryan Petermann, MBA, Portfolio Manager, Managed the Fund since inception in 2016.

Summary Section – Muzinich U.S. High Yield Corporate Bond Fund

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem U.S. High Yield Fund shares on any business day by written request via mail (Muzinich U.S. High Yield Corporate Bond Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, or by telephone at 1‑855‑MUZINICH (toll free). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Class A Shares
– Standard Accounts	$10,000	$100
– Traditional and Roth IRAs	$500	$100
– Accounts with Automatic Investment Plans	$500	$100
Institutional Shares
– Standard Accounts	$1,000,000	$100
– Qualified Retirement Plans	$10,000	$100
Supra Institutional Shares
– Standard Accounts	$5,000,000	$100
– Qualified Retirement Plans	$50,000	$100

Tax Information
The U.S. High Yield Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement that does not use borrowed funds, such as a 401(k) plan or an individual retirement account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the U.S. High Yield Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section

Muzinich Low Duration Fund

Investment Objective
The Muzinich Low Duration Fund (the “Low Duration Fund” or the “Fund”) seeks to protect capital and generate positive returns under most market conditions.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Low Duration Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on Page 55 of the Prospectus and “Additional Purchase and Redemption Information” on Page 41 of the Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Institutional	Supra Institutional
Maximum Front End Sales Charge	4.25%	None	None
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Institutional		Supra Institutional
Management Fees		0.45%		0.45%		0.45%
Distribution and/or Service (12b-1) Fees		0.25%		None		None
Other Expenses(1)		0.17%		0.17%		0.17%
Shareholder Servicing Fees (up to 0.10% for Class A and Institutional Class shares)	0.10%		0.10%		N/A
Total Annual Fund Operating Expenses		0.97%		0.72%		0.62%
Fee Waiver and/or Expense Reimbursement		-0.12%		-0.12%		-0.12%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)		0.85%		0.60%		0.50%

(1)	Other expenses and acquired fund fees and expenses for Class A and Institutional Class shares of the Fund are based on estimated amounts for the current fiscal year.

(2)
Muzinich & Co., Inc. (the “Advisor”) has contractually agreed to waive its fees and/or reimburse certain expenses (excluding taxes, leverage interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A Shares, Institutional Shares and Supra Institutional Shares to 0.85%, 0.60% and 0.50%, respectively, of the Low Duration Fund’s average daily net assets indefinitely, but at least through April 30, 2020 (the “Expense Caps”). The Expense Caps may be changed or eliminated at any time after April 30, 2020, by the Board of Trustees upon 60 days’ prior written notice to the Advisor, or by the Advisor with the consent of the Board of Trustees. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of the waiver or at the time of reimbursement.

Example
The Example below is intended to help you compare the cost of investing in the Low Duration Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The Example also

Summary Section – Muzinich Low Duration Fund

assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps in the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$508	$709	$927	$1,554
Institutional Shares	$61	$218	$389	$883
Supra Institutional Shares	$51	$186	$334	$763

Portfolio Turnover
The Low Duration Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2018, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies
The Muzinich Low Duration Fund normally invests at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in a well-diversified portfolio of corporate bonds and syndicated loans, including floating rate loans and restricted securities such as bonds issued pursuant to Rule 144A. Like bonds, syndicated loans represent amounts borrowed by companies or other entities. Investments are primarily made in securities of companies domiciled in or with principal business in developed markets, both outside and within the United States. The Fund may have a majority of its assets in foreign fixed income securities, with permitted-currency emerging market exposure not to exceed 20% of the Fund’s net assets. The permitted currencies of the Fund’s securities will be U.S. dollars (USD), euros (EUR), Swiss francs (CHF), and British pounds (GBP).

The Advisor may manage and adjust overall portfolio duration and credit risk exposure by the strategic use of derivatives that are primarily used to reduce portfolio volatility. In this context, the Advisor would expect to principally use credit index derivatives and/or futures and options on primarily U.S. Treasuries and other developed market government bonds to manage portfolio duration and credit spread sensitivity. The Advisor generally focuses on risk management from a long-term perspective, rather than only being reactive to intermittent periods of market volatility, thus allowing portfolio management to focus on long-term investing.

The Fund’s holdings maintain an average investment grade rating of at least Baa3 or BBB- according to the Manager’s compilation of the highest ratings available for each bond from Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s Ratings Group (“Standard & Poor’s”), respectively. The Advisor will assign a rating to unrated bonds for this purpose. No more than 40% of the Fund’s net assets may be “junk bonds” rated, by the highest rating available for each issue, below investment grade (Ba1 or BB1, respectively) by Moody’s or Standard & Poor’s, or as deemed equivalent by the Advisor. The Fund may invest in mutual funds (including affiliated mutual funds) or exchange-traded funds (“ETFs”) which invest principally in any of the previously mentioned types of fixed income securities and such investments in fixed income mutual funds or ETFs will be included in the Fund’s 80% test. The mutual funds and ETFs in which the Fund invests have an investment objective similar to that of the Fund or are otherwise permitted investments in accordance with the Fund’s investment policies described herein. As a credit-focused fund, investments may also include asset-backed securities (“ABS”) including mortgage-backed securities (“MBS”) and securities backed by other forms of loans or securities.

Summary Section – Muzinich Low Duration Fund

The Advisor seeks to reduce, but cannot eliminate, the risk to the Fund from rising interest rates, which will typically result in falling bond prices, by investing principally in securities with shorter durations. The Low Duration Fund’s average “duration-to-worst” profile is usually targeted at no more than two years, and, under normal market conditions, is not expected to exceed three years. Duration-to-worst measures a portfolio’s sensitivity to interest rate changes while assuming that portfolio companies will act to their own best advantage, even when such action does not maximize investor gains. Due to market fluctuations, the average “duration-to-worst” profile of the portfolio may vary from time to time. It is anticipated that most bonds in the portfolio will have a remaining maturity of between zero and ten years. The Advisor believes that this short duration approach reduces the risk to the portfolio from rising interest rates, but cannot eliminate it entirely.

Although the Advisor will consider ratings assigned by ratings agencies in selecting the portfolio’s debt instruments, it relies principally on its own research and investment analysis. As applicable, the Advisor considers both company-specific quantitative and qualitative factors such as: a company’s managerial strength and commitment to debt repayment, anticipated cash flow, debt maturity schedules, borrowing requirements, use of borrowing proceeds, asset coverage and earnings prospects; impacting legislation, regulation, litigation, transparency, market perspective or other environmental, social and governance (“ESG”) risks; and the strength and depth of the protections afforded the lender through the documentation governing the bond or syndicated loan issuance. A security may be excluded or rejected on the basis of poor ESG performance which Muzinich believes implies heightened risk and may result in the security being less liquid.

The portfolio is actively managed and the Fund may sell a holding when it has already met or no longer meets the portfolio managers’ expectations, no longer offers compelling relative value, shows deteriorating fundamentals, or it falls short of the portfolio managers’ expectations. The portfolio managers may also decide to continue to hold a bond or loan (or related securities) after a default.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Low Duration Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

•	Active Management Risk – The Low Duration Fund is actively managed and relies on the expertise of the Advisor. The Fund may underperform other mutual funds with similar investment objectives.

•
Below Investment Grade Securities (Junk Bond) Risk – The Low Duration Fund’s investment in below-investment grade bonds or loans or other fixed-income securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade bonds or loans or other similarly rated debt securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. If there is a “flight to safety,” the market’s perception of “high yield” securities may turn negative, and these types of securities may become perceived as “high risk.”

•
Counterparty Risk – Counterparty risk arises upon entering into borrowing arrangements and is the risk from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Low Duration Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received, though the Fund’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract should the underlying asset on which the contract is written have no offsetting market value. The “notional value” is generally defined as the value of the derivative’s underlying assets at the spot price. The Fund could

Summary Section – Muzinich Low Duration Fund

be exposed to increased leverage risk should it finance derivative transactions without holding cash or cash equivalents equal to the notional value of its derivative positions.

•
Credit Risk – The risk that money lent to a company through a bond or syndicated loan will not be repaid. This risk is higher for high yield instruments than for higher-rated investment grade corporate paper. However, credit ratings are subjective; no rating level is immune from default. High yield bonds and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings and may be highly leveraged.

•
Currency Risk and Hedging Risk – The Low Duration Fund will endeavor to limit price fluctuations caused by the changing relative value of currencies in which the Fund invests, but hedging involves costs and there can be no assurance that the Fund will be perfectly hedged or that the hedging will work as anticipated.

•
Derivatives Risk – The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Advisor; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•
ESG Exclusion Risk – The risk arising from the Fund’s exclusion of securities issued by companies deemed ineligible for investment by Norges Bank Investment Management due to environmental, social and governance (“ESG”) factors, even if these securities might otherwise comprise part of the Fund’s eligible investment universe. One or more of the securities issued by these companies which may otherwise be appropriate for investment by the Fund may outperform the securities selected for the Fund.

•
Extension Risk – Some fixed income securities are subject to the risk that the fixed income security’s effective maturity is extended because calls or prepayments are less or slower than anticipated, particularly when interest rates rise. The market value of such security may then decline and become more interest rate sensitive.

•
Foreign Securities and Emerging Markets Risk – Non-U.S. securities carry their own risks. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Low Duration Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies the value of which against the U.S. dollar is determined by the government, rather than by the markets. It can be more difficult to enforce liens on collateral for securities purchased in some foreign jurisdictions, including some emerging market jurisdictions.

•
Impairment of Collateral Risk – The value of any collateral securing a bond or loan can decline, and may be insufficient to meet the borrower’s obligations or be difficult to liquidate. In addition, the Low Duration Fund’s access to collateral may be limited by bankruptcy or other insolvency laws.

•
Interest Rate Risk – When interest rates rise, prices of fixed income securities generally fall and when interest rates fall, prices of fixed income securities generally rise. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk. In general, fixed income securities with longer maturities or durations are more sensitive to interest rate changes.

•
Investment Company and ETF Risk – Investing in other investment companies, including ETFs, involves the risk that the other investment company or ETF will not achieve its investment objective or execute its investment strategy effectively or that large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment

Summary Section – Muzinich Low Duration Fund

company’s shares. Additionally, the Fund must pay its pro rata portion of an investment company’s fees and expenses. (Affiliated mutual funds will not charge duplicate fees and expenses.) Finally, other investment companies and ETFs will have similar underlying risks as the Fund, including credit risk, liquidity risk and management risk.

•	Issuer Risk – An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Low Duration Fund’s performance.

•
Liquidity Risk – High yield debt instruments tend to be less liquid than higher quality debt instruments, meaning that at times it may be difficult to sell high yield debt instruments at a reasonable price. Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance.

•
Market and Regulatory Risk – Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•	Newer Fund Risk – The Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

•
Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the Fund’s shareholders.

•
Prepayment Risk – Prepayment risk occurs when a fixed income security can be repaid in whole or in part prior to the security’s maturity and the Low Duration Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

•
Ratings Agencies Risk – The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure. Ratings agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, ratings agencies are subject to an inherent conflict of interest, because they are often compensated by the same issuers whose securities they grade.

•
Redemption Risk – The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance. A general rise in interest rates, perhaps because of changing government policies, has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.

•
Restricted Securities Risk – Restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid, and the Fund may be unable to sell them at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for restricted securities. In addition, the Fund may get only limited information about the issuer of a restricted security.

Summary Section – Muzinich Low Duration Fund

•
Syndicated (Floating Rate, Bank, Leveraged, Senior) Loan Risk – The Fund may invest in syndicated loans which include interests in loans to companies or their affiliates undertaken for various purposes. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a company and one or more financial institutions, including banks. Loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities. The Fund’s investment may be in the form of participation in loans or of assignments of all or a portion of loans from third parties. Investments in syndicated loans involve credit risk, interest rate risk, liquidity risk and other risks, including, but not limited to, the risk that any collateral may become impaired, may be insufficient to meet the obligations of the borrower or may be difficult to liquidate. These investments are also subject to the risk that the Fund may obtain less than the full value for the loan interests when sold. Moreover, loan transactions may have significantly longer settlement periods (i.e., longer than seven days) than more traditional investments and, as a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans. The Fund has the power to engage in short term borrowing to meet short-term liquidity needs that might arise from any lengthy loan settlement periods.

•
U.S. Government Securities Risk – Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for its first two full calendar years for the Supra Institutional Class. The table below illustrates how the Fund’s average annual total returns for the 1-year and since inception period compared with that of a broad-based securities index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website at www.MuzinichUSFunds.com, by calling the Fund toll-free at 1-855-MUZINICH (1‑855-689-4642) or by e-mailing the Fund at MuzinichUSFunds@muzinich.com.

Summary Section – Muzinich Low Duration Fund

Calendar Year Total Return as of December 31 – Supra Institutional Class

Highest Quarterly Return:	Q1 2017	1.22%

Lowest Quarterly Return:	Q4 2018	-0.65%

Average Annual Total Return as of December 31, 2018
	1 Year	Since Inception (06/30/2016)
Supra Institutional Class
Return Before Taxes	0.79%	2.49%
Return After Taxes on Distributions	-1.93%	0.90%
Return After Taxes on Distributions and Sale of Fund Shares	1.05%	1.36%
ICE BofAML U.S. Corporate & Government Index 1-3 Years (reflects no deduction for fees, expenses or taxes)	1.63%	0.85%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

Management

Investment Advisor	Portfolio Managers
Muzinich & Co., Inc.	Tatjana Greil Castro, PhD, M.Sc., Portfolio Manager, Managed the Fund since inception in 2016.
Clinton J. Comeaux, MBA, Portfolio Manager, Managed the Fund since 2017.
Anthony DeMeo, Portfolio Manager, Managed the Fund since inception in 2016.
Bryan Petermann, MBA, Portfolio Manager, Managed the Fund since 2017.
Thomas Samson, M.Sc., CFA, Portfolio Manager, Managed the Fund since inception in 2016.

Summary Section – Muzinich Low Duration Fund

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Low Duration Fund shares on any business day by written request via mail (Muzinich Low Duration Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, or by telephone at 1‑855‑MUZINICH (toll free). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Class A Shares
– Standard Accounts	$10,000	$100
– Traditional and Roth IRAs	$500	$100
– Accounts with Automatic Investment Plans	$500	$100
Institutional Shares
– Standard Accounts	$1,000,000	$100
– Qualified Retirement Plans	$10,000	$100
Supra Institutional Shares
– Standard Accounts	$5,000,000	$100
– Qualified Retirement Plans	$50,000	$100

Tax Information
The Low Duration Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement that does not use borrowed funds, such as a 401(k) plan or an individual retirement account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Low Duration Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section – Muzinich High Income Floating Rate Fund

Muzinich High Income Floating Rate Fund
Investment Objective
The Muzinich High Income Floating Rate Fund (the “Floating Rate Fund” or the “Fund”) seeks to provide a high level of income with a focus on principal preservation and reduced exposure to changes in interest rates.
Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Floating Rate Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on Page 55 of the Prospectus and “Additional Purchase and Redemption Information” on Page 41 of the Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Institutional	Supra Institutional
Maximum Front End Sales Charge	4.25%	None	None
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Institutional		Supra Institutional
Management Fees		0.50%		0.50%		0.50%
Distribution and/or Service (12b-1) Fees		0.25%		None		None
Other Expenses(1)		1.77%		1.87%		1.77%
Shareholder Servicing Fees(3)	0.10%		0.00%		N/A
Total Annual Fund Operating Expenses		2.62%		2.37%		2.27%
Fee Waiver and/or Expense Reimbursement		-1.72%		-1.72%		-1.72%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)		0.90%		0.65%		0.55%

(1)	Other expenses and acquired fund fees and expenses for Class A and Supra Institutional Class shares of the Fund are based on estimated amounts for the current fiscal year.

(2)
Muzinich & Co., Inc. (the “Advisor”) has contractually agreed to waive its fees and/or reimburse certain expenses (excluding taxes, leverage interest, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A Shares, Institutional Shares and Supra Institutional Shares to 0.90%, 0.65% and 0.55%, respectively, of the Floating Rate Fund’s average daily net assets through April 30, 2020 (the “Expense Caps”). The Expense Caps may be changed or eliminated at any time after April 30, 2020, by the Board of Trustees upon 60 days’ prior written notice to the Advisor, or by the Advisor with the consent of the Board of Trustees. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

(3)	The Advisor has agreed to voluntarily waive the 0.10% shareholder servicing fee for Institutional Class shares through at least April 30, 2020 .

Summary Section – Muzinich High Income Floating Rate Fund

Example
The Example below is intended to help you compare the cost of investing in the Floating Rate Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps in the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$513	$1,048	$1,608	$3,131
Institutional Shares	$66	$574	$1,109	$2,574
Supra Institutional Shares	$56	$543	$1,058	$2,471
Portfolio Turnover
The Floating Rate Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period ended December 31, 2018, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Principal Investment Strategies
The Floating Rate Fund normally invests at least 80% of its net assets in floating rate bonds or loans. The Fund’s portfolio is typically well-diversified with short duration below investment grade floating rate syndicated loans and notes (i.e., loans or notes for which the portfolio’s risk from a rising interest rate environment is low because the interest rates of the holdings “float” or reset periodically) that the Advisor believes have attractive risk/reward characteristics and which are issued by U.S. and foreign corporations. The Fund typically purchases securities rated from BB+ to B- by Standard & Poor’s, Ba1 through B3 by Moody’s, or which are deemed equivalent by the Advisor. Instruments that fall in this rating category are also known as high yield bonds (or loans) or “junk bonds.” The Fund will not be required to sell holdings that fall to a rating below this ratings parameter. Floating rate instruments in which the Fund invests may be unsecured or backed by receivables or other assets. The Fund may invest in foreign securities, of which 10% may include securities in emerging market countries. The Fund may invest in mutual funds or exchange-traded funds (“ETFs”) which invest in any of the previously mentioned types of fixed income securities and such investments in fixed income mutual funds or ETFs will be included in the Fund’s 80% test. The mutual funds and ETFs in which the Fund invests have an investment objective similar to that of the Fund or are otherwise permitted investments in accordance with the Fund’s investment policies described herein. As a credit-focused fund, investments may also include asset-backed securities (“ABS”) including mortgage-backed securities (“MBS”) and securities backed by other forms of loans or securities.

Although the Advisor will consider ratings assigned by ratings agencies in selecting high yield floating rate instruments, it relies principally on its own research and investment analysis. The Advisor selects floating rate bonds and loans based on a rigorous bottom-up evaluation of each company and each security in the Fund’s portfolio. As applicable, the Advisor considers both company-specific quantitative and qualitative factors such as: a company’s managerial strength and commitment to debt repayment, anticipated cash flow, debt maturity schedules, borrowing requirements, use of borrowing proceeds, asset coverage and earnings prospects; impacting legislation, regulation, litigation, transparency, market perspective or other environmental, social and governance (“ESG”) risks; and the strength and depth of the protections afforded the lender through the documentation governing the bond or syndicated loan issuance. A security may be excluded or rejected on the

Summary Section – Muzinich High Income Floating Rate Fund

basis of poor ESG performance which Muzinich believes implies heightened risk and may result in the security being less liquid.

The Advisor seeks to reduce the risk to the Fund from rising interest rates, which will typically result in falling bond prices, by investing principally in securities with interest rates that reset periodically. The Advisor believes that this floating rate approach reduces the risk to the portfolio from rising interest rates.

The Fund may use derivatives in various ways. The Fund may use derivatives as a substitute for taking a long or short position in the reference asset or to gain exposure to certain asset classes; under such circumstances, the derivatives may have economic characteristics similar to those of the reference asset, and the Fund’s investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics. The Fund may use derivatives to hedge (or reduce) its exposure to a portfolio asset or risk. The Fund may also use derivatives to manage cash. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.

The portfolio is actively managed and the Fund may sell a holding when it has already met or no longer meets the portfolio managers’ expectations, no longer offers compelling relative value, shows deteriorating fundamentals, or if it falls short of the portfolio managers’ expectations. Tax consequences are not a primary consideration in the Fund’s investment decisions. Although the Fund will not invest in bonds or loans that are already in default, the portfolio managers may decide to continue to hold a bond or loan (or related securities) after a default. There is no limit on the amount of defaulted securities the Fund may hold.
Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Floating Rate Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

•	Active Management Risk – The Floating Rate Fund is actively managed with discretion and may underperform market indices or other funds.

•
Below Investment Grade Securities (Junk Bond) Risk – The Floating Rate Fund’s investment in below-investment grade bonds or loans or other fixed-income securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade bonds or loans or other similarly rated debt securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. If there is a “flight to safety,” the market’s perception of “high yield” securities may turn negative, and these types of securities may become perceived as “high risk.”

•
Counterparty Risk – Counterparty risk arises upon entering into borrowing arrangements and is the risk from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Floating Rate Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received, though the Fund’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract should the underlying asset on which the contract is written have no offsetting market value. The “notional value” is generally defined as the value of the derivative’s underlying assets at the spot price. The Fund could be exposed to increased leverage risk should it finance derivative transactions without holding cash or cash equivalents equal to the notional value of its derivative positions.

•
Credit Risk – The risk that money lent to a company through a bond or bank loan will not be repaid. This risk is higher for high yield instruments in which the Floating Rate Fund will invest than for higher-rated investment grade corporate paper. However, no rating level is immune from default. High yield bonds, loans and other types of high yield debt securities have greater credit risk than higher quality debt

Summary Section – Muzinich High Income Floating Rate Fund

securities because the companies that issue them are not as financially strong as companies with investment grade ratings and may be highly leveraged.

•
Currency Risk and Hedging Risk – The Floating Rate Fund will endeavor to limit price fluctuations caused by the changing relative value of currencies in which the Fund invests, but hedging involves costs and there can be no assurance that the Fund will be perfectly hedged or that the hedging will work as anticipated.

•
Derivatives Risk – The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Advisor; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•
ESG Exclusion Risk –The risk arising from the Fund’s exclusion of securities issued by companies deemed ineligible for investment by Norges Bank Investment Management due to environmental, social and governance (“ESG”) factors, even if these securities might otherwise comprise part of the Fund’s eligible investment universe. One or more of the securities issued by these companies which may otherwise be appropriate for investment by the Fund may outperform the securities selected for the Fund.

•
Extension Risk – Some fixed income securities are subject to the risk that the fixed income security’s effective maturity is extended because calls or prepayments are less or slower than anticipated, particularly when interest rates rise. The market value of such security may then decline and become more interest rate sensitive.

•
Foreign Securities and Emerging Markets Risk – Non-U.S. securities carry their own risks. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Floating Rate Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. It can be more difficult to enforce liens on collateral for securities purchased in some foreign jurisdictions, including some emerging market jurisdictions.

•
Impairment of Collateral Risk – The value of any collateral securing a bond or loan can decline, and may be insufficient to meet the borrower’s obligations or be difficult to liquidate. In addition, the Floating Rate Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Bonds and loans may decline in value.

•
Interest Rate Risk – The risk that fixed income securities will decline in value because of changes in interest rates. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.

•
Investment Company and Exchange-Traded Fund Risk – Investing in other investment companies, including exchange-traded funds (ETF), involves the risk that the other investment company or ETF will not achieve its investment objective or execute its investment strategy effectively or that large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. Additionally, the Fund must pay its pro rata portion of an investment company’s fees and expenses. Finally, other investment companies and ETFs will have similar underlying risks as the Fund, including credit risk, liquidity risk and management risk.

•	Issuer Risk – An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Floating Rate Fund’s performance.

•
Liquidity Risk – High yield debt instruments tend to be less liquid than higher quality debt instruments, meaning that it may be difficult to sell high yield debt instruments at a reasonable price. The Floating Rate

Summary Section – Muzinich High Income Floating Rate Fund

Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Additionally, loan transactions may require extended settlement periods before cash is received.

•
Market and Regulatory Risk – Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•	Newer Fund Risk – The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

•
Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the Fund’s shareholders.

•
Prepayment Risk – Prepayment risk occurs when a fixed income security can be repaid in whole or in part prior to the security’s maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

•
Ratings Agencies Risk – The ratings of any security may not adequately reflect the credit risk of those assets due to their structure. Ratings agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, ratings agencies are subject to an inherent conflict of interest, because they are often compensated by the same issuers whose securities they grade.

•
Redemption Risk – The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance. A general rise in interest rates, perhaps because of changing government policies, has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.

•
Syndicated (Floating Rate, Bank, Leveraged, Senior) Loan Risk – The Fund may invest in syndicated loans which include interests in loans to companies or their affiliates undertaken for various purposes. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a company and one or more financial institutions, including banks. Loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities. The Fund’s investment may be in the form of participation in loans or of assignments of all or a portion of loans from third parties. Investments in syndicated loans involve credit risk, interest rate risk, liquidity risk and other risks, including, but not limited to, the risk that any collateral may become impaired, may be insufficient to meet the obligations of the borrower or may be difficult to liquidate. These investments are also subject to the risk that the Fund may obtain less than the full value for the loan interests when sold. Moreover, loan transactions may have significantly longer settlement periods (i.e., longer than seven days) than more traditional investments and, as a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans.

Summary Section – Muzinich High Income Floating Rate Fund

The Fund has the power to engage in short term borrowing to meet short-term liquidity needs that might arise from any lengthy loan settlement periods.

•
U.S. Government Securities Risk – Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.

Performance Information
Because the Fund recently commenced operations prior to the date of this prospectus, it does not have a full calendar year of performance to compare against a broad measure of market performance. Accordingly, performance information is not available. Performance information will be shown below after the Fund has been in operation for one full calendar year. At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance. Updated performance information will also be available on the Fund’s website at www.MuzinichUSFunds.com or by calling the Fund toll-free at 1-855-MUZINICH or 1-855-689-4642.

Management

Investment Advisor	Portfolio Managers
Muzinich & Co., Inc.	Stuart Fuller, Portfolio Manager, Managed the Fund since inception in 2018.
Sam McGairl, Portfolio Manager, Managed the Fund since 2019.
Torben Ronberg, MBA, Portfolio Manager, Managed the Fund since inception in 2018.
Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Floating Rate Fund shares on any business day by written request via mail (Muzinich High Income Floating Rate Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, or by telephone at 1‑855‑MUZINICH (toll free). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Class A Shares
– Standard Accounts	$10,000	$100
– Traditional and Roth IRAs	$500	$100
– Accounts with Automatic Investment Plans	$500	$100
Institutional Shares
– Standard Accounts	$1,000,000	$100
– Qualified Retirement Plans	$10,000	$100
Supra Institutional Shares
– Standard Accounts	$5,000,000	$100
– Qualified Retirement Plans	$50,000	$100

Tax Information

Summary Section – Muzinich High Income Floating Rate Fund

The Floating Rate Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement that does not use borrowed funds, such as a 401(k) plan or an individual retirement account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Floating Rate Fund through a broker-dealer or other financial intermediary (such as a fund-supermarket), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Additional Information about the Funds’ Principal Investment Strategies

Key Fund Information
This Prospectus contains information about the Muzinich Credit Opportunities Fund, the Muzinich U.S. High Yield Corporate Bond Fund, the Muzinich Low Duration Fund and the Muzinich High Income Floating Rate Fund and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

Investment Objective and Principal Investment Strategies
The investment objective of each Fund provided within the Fund’s Summary Section of this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone and without a shareholder vote upon at least 60 days’ prior written notice to shareholders. The objective and strategies description for a Fund tell you:

•	what the Fund is trying to achieve;

•	how the Advisor intends to invest your money; and

•	what makes the Funds different from each other.

This section also provides a summary of each Fund’s principal investments, policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. The investment policies of a Fund concerning “80% of the Fund’s net assets” may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days’ prior written notice. For the purpose of this Prospectus, foreign securities are defined as non-U.S. securities that trade on foreign exchanges, including foreign over-the-counter markets.

Muzinich Credit Opportunities Fund

Principal Investment Strategies
The Credit Opportunities Fund seeks to achieve its objective by allocating the Fund’s assets among various credit sectors of the global fixed income markets which the Advisor finds attractive from time-to-time. When allocating assets into these various credit segments, the Advisor seeks to take advantage of potential differences in return expectations over the course of a full market cycle which may arise as these different credit sectors move in and out of favor. The Fund pursues a “go-anywhere” strategy within the credit markets and will normally invest at least 80% of its net assets in corporate bonds and syndicated loans, including floating rate loans, that the Advisor believes have attractive risk/reward characteristics and which are issued by U.S. and foreign corporations. Syndicated loans represent amounts borrowed by companies or other entities. In many cases, they are issued in connection with recapitalizations, acquisitions, leveraged buyouts and refinancings. A syndicated loan typically has priority with respect to payment (to the extent assets are available) in the event of bankruptcy. The Fund generally will acquire syndicated loans as assignments from lenders. Floating rate loans have interest rates that reset periodically (annually or more frequently), generally based on a common interest rate index.

The Fund may invest up to 70% of its net assets in foreign securities, including up to 40% in issuers located in emerging market countries. The Fund invests in both investment grade rated bonds as well as below-investment grade (or “junk”) bonds. The Fund may invest up to 25% of its assets in below-investment grade bonds rated below B-/B3 (at the time of purchase) by Standard & Poor’s or Moody’s, respectively, or which are deemed equivalent by the Advisor. The Fund will not be required to sell holdings that fall to a rating below this ratings parameter. Moreover, up to 100% of the Fund may be invested in bonds that are rated below-investment grade or Advisor-rated at any time. The Fund will typically not purchase bonds that are in default. The Fund may invest in mutual funds (including affiliated mutual funds) or exchange-traded funds which invest principally in any of the previously mentioned types of fixed income securities and such investments in fixed income mutual funds or ETFs will be included in the Fund’s 80% test. The mutual funds (including affiliated mutual funds) and ETFs in which the Fund invests have an investment objective similar to the Fund’s or that otherwise are permitted investments in accordance with the Fund’s investment policies described herein. As a credit-focused fund, investments may also include asset-backed securities (“ABS”) including mortgage-backed securities (“MBS”) and securities backed by other forms of loans.

There are three major components to the Advisor’s investment decision-making process: (i) the determination of the appropriate asset allocation across the credit spectrum as well as desired geographical diversification, (ii) selection of individual investments for the Fund, and (iii) portfolio risk management. In the first two components, the Advisor’s Asset Allocation Group develops target top-down tactical allocation ranges. The portfolio managers then make the final allocation decision regarding the approximate percentage of the Fund that will be invested in each fixed income credit sector (for example, higher rated bonds vs. lower rated bonds), and within and across geographies (for example, emerging markets vs. U.S. bonds). The portfolio managers then select investments based on a bottom-up fundamental analysis/evaluation of potential investment opportunities. In the third component, the Advisor manages and adjusts overall portfolio duration and credit risk exposure by the strategic use of derivative transactions that are primarily used to reduce portfolio volatility. The Advisor expects to principally use credit index derivatives and/or futures and options on primarily U.S. Treasuries to manage portfolio duration and credit spread sensitivity. The Advisor focuses on risk management from a long term perspective, rather than being reactive to intermittent periods of market volatility, thus allowing portfolio management to focus on long-term investing.

The Fund may use derivatives in various ways. The Fund may use derivatives as a substitute for taking a long or short position in the reference asset or to gain exposure to certain asset classes; under such circumstances, the derivatives may have economic characteristics similar to those of the reference asset, and the Fund’s investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics. The Fund may use derivatives to hedge (or reduce) its exposure to a portfolio asset or risk. The Fund may also use derivatives to manage cash. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.

To mitigate the counterparty risk resulting from swap transactions, the Fund will only enter into swap transactions with highly rated financial institutions specializing in this type of transaction and in accordance with the standard terms laid down by the International Securities Dealers Association.

Although the Advisor will consider ratings assigned by ratings agencies in selecting investments, it relies principally on its own research and investment analysis. Below investment grade debt securities are typically referred to as “high yield” or “junk” bonds or securities. The Fund’s investments may be unsecured or backed by receivables or other assets. Syndicated loans (which may be commonly referred to as “floating rate loans”) are another form of financing for corporations and are typically (1) secured by specific collateral or assets of the issuer or borrower, (2) will have claims senior to those of other parties who hold unsecured instruments, and (3) will feature interest rates that adjust or “float” periodically (generally with reference to a base lending rate such as London Interbank Offered Rate (“LIBOR”), plus a premium). The Advisor also considers the potential future liquidity of an issuer’s bonds.

By applying a bottom-up fundamental analysis/evaluation of each company and each security in the Fund’s portfolio, the Advisor seeks to reduce the risk of default by the issuers of the investments in the portfolio. The Advisor believes that by diversifying the Fund’s portfolio of securities, the impact of potential default is reduced. The Advisor considers both company-specific quantitative and qualitative factors in selecting debt instruments in which to invest and integrates that research with its views on the broader economy. As applicable, some of the factors the Credit Opportunities Fund considers include: a company’s managerial strength and commitment to debt repayment, anticipated cash flow, debt maturity schedules, borrowing requirements, use of borrowing proceeds, asset coverage and earnings prospects; impacting legislation, regulation, litigation, transparency, market perspective, or other environmental, social and governance (“ESG”) risks; and the strength and depth of the protections afforded the lender through the documentation governing the bond or syndicated loan issuance. A security may be excluded or rejected on the basis of poor ESG performance which Muzinich believes implies heightened risk and may result in the security being less liquid.

The Credit Opportunities Fund invests in fixed income instruments which can rise and fall with changes in the interest rate environment. In general, the longer the duration profile of a fixed-income portfolio, the greater the likelihood that an increase in interest rates will cause a fall in the price of the Fund’s securities. The Advisor does not manage the Fund to any particular duration. Rather, depending on the mix of securities within the Fund’s portfolio and market conditions, the portfolio’s average duration may change. The average duration-to-worst is anticipated to fall most often between zero and five years, with a concentration toward the middle of that range, but could be shortened or extended. (Duration-to-worst is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.) In general, the longer the duration of the Fund’s bonds and/or loans, the greater the magnitude of the decline in the price of the Fund’s shares that could result from an increase in interest rates.

The Advisor seeks to manage risk by managing portfolio duration and credit spread volatility using index derivatives.

The Fund is actively managed and the Fund may sell a holding when it no longer meets the portfolio managers’ expectations, no longer offers compelling relative value, or shows deteriorating fundamentals. Tax consequences are not a primary consideration in the Fund’s investment decisions. Trading securities frequently may lead to high portfolio turnover. The Fund may also sell holdings as result of a change in the top-down tactical asset allocation. Although the Fund will not invest in bonds or loans that are already in default, the portfolio managers may decide to continue to hold a bond or loan (or related securities) after a default. There is no limit on the amount of defaulted securities the Fund may hold.

Temporary Defensive Position
In order to respond to adverse market, economic, political or other conditions, the Credit Opportunities Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including short-term U.S. Government Securities, commercial paper, bankers’ acceptances, time deposits, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest, exchange traded funds and money market mutual funds). A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund
The Credit Opportunities Fund is appropriate for investors with a medium-to-high risk tolerance and a desire for current income. The Fund’s potential use of leverage and investments in lower rated credits and emerging markets may increase the Fund’s price volatility. Investors with a short-term investment time horizon should note that the Fund invests in securities with a medium-term time horizon.

Muzinich U.S. High Yield Corporate Bond Fund

Principal Investment Strategies
The U.S. High Yield Fund normally invests at least 80% of its net assets in high yield bonds of U.S. corporations (commonly referred to as “junk” bonds). The Fund’s portfolio is typically well-diversified with below investment grade bonds issued by U.S. corporations that the Advisor believes have attractive risk/reward characteristics. The Fund typically focuses on bonds rated below investment grade, defined as below BBB- or Baa3 by Standard & Poor’s or Moody’s, respectively, or which are deemed equivalent by the Advisor. High yield bonds in which the Fund invests may be unsecured or backed by receivables or other assets. The Fund may invest up to 20% of its net assets in foreign securities, of which 10% may include securities in emerging market countries. The Fund may also invest up to 20% of its net assets in syndicated loans, including floating rate loans. The Fund may invest in mutual funds (including affiliated mutual funds) or exchange-traded funds (“ETFs”) which invest in any of the previously mentioned types of fixed income securities and such investments in fixed income mutual funds or ETFs will be included in the Fund’s 80% test. The mutual funds and ETFs in which the Fund invests have an investment objective similar to the Fund’s or that otherwise are permitted investments in accordance with the Fund’s investment policies described herein.

Although the Advisor will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis. By applying a rigorous bottom-up evaluation of each company and security in the Fund’s portfolio, the Advisor seeks to reduce the risk of default inherent in such high yield securities. The Advisor believes that by diversifying the Fund’s portfolio of securities, the impact of potential default is reduced. The Advisor considers both company-specific quantitative and qualitative factors in selecting debt instruments in which to invest and integrates that research with its views on the broader economy. As applicable, some of the factors the U.S. High Yield Fund considers include:

•	the overall economic outlook;

•	the outlook for an issuer’s industry and an issuer’s competitive position therein;

•	a company’s managerial strength and commitment to debt repayment;

•	a company’s anticipated cash flow;

•	a company’s debt maturity schedules;

•	a company’s borrowing requirements;

•	a company’s use of borrowing proceeds;

•	a company’s asset coverage;

•	a company’s earnings prospects;

•	impacting legislation, regulation, litigation, transparency, market perspective or other ESG (environmental, social and governance) risks;

•	the potential future liquidity of an issuer’s debt; and

•	the strength and depth of the protections afforded the lender through the documentation governing the bond issuance, because the Fund typically invests in highly leveraged companies.

The U.S. High Yield Fund invests in fixed income instruments which can rise and fall with changes in the interest rate environment. In general, the longer the duration-to-worst profile of a fixed-income portfolio, the greater the magnitude of the increase in interest rates will cause a fall in the price of the Fund’s securities that could result from an increase in interest rates. The Advisor does not manage the Fund to any particular duration. Rather, the securities within the Fund’s portfolio are consistent with general market duration (defined as “duration-to-worst”), averaging between two to four years at any point in time. (Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, the value of a portfolio of fixed income securities with an average duration of two years would generally be expected to decline by approximately 2% if interest rates rose by one percentage point. The duration-to-worst of the Fund’s investment portfolio may vary materially from its target, from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will not exceed these limits.)

The Fund may use derivatives in various ways. The Fund may use derivatives as a substitute for taking a long or short position in the reference asset or to gain exposure to certain asset classes; under such circumstances, the derivatives may have economic characteristics similar to those of the reference asset, and the Fund’s investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics. The Fund may use derivatives to hedge (or reduce) its exposure to a portfolio asset or risk. The Fund may also use derivatives to manage cash. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.

The Fund is actively managed and the Fund may sell a holding when it has already met or no longer meets the portfolio managers’ expectations, no longer offers compelling relative value, shows deteriorating fundamentals, or if it falls short of the portfolio managers’ expectations. Trading securities frequently may lead to high portfolio turnover. Tax consequences are not a primary consideration in the Fund’s investment decisions. Although the Fund will not invest in bonds or loans that are already in default, the portfolio managers may decide to continue to hold a bond or loan (or related securities) after a default. There is no limit on the amount of defaulted securities the Fund may hold.

Temporary Defensive Position
In order to respond to adverse market, economic, political or other conditions, the U.S. High Yield Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including short-term U.S. Government Securities, commercial paper, bankers’ acceptances, time deposits, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest, exchange traded funds and money market mutual funds). A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund
The U.S. High Yield Fund is appropriate for investors with a medium risk tolerance and a desire for current income. Investors with a short-term investment time horizon should note that the Fund invests in securities with a medium-term time horizon.

Muzinich Low Duration Fund

Principal Investment Strategies
The Muzinich Low Duration Fund normally invests at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in a well-diversified portfolio of corporate bonds and syndicated loans, including floating rate loans. Like bonds, syndicated loans represent amounts borrowed by companies or other entities. Investments are primarily made in securities domiciled in or with principal business in developed markets, both outside the United States and within the United States. The Fund is not limited in its exposure to foreign securities, except that permitted-currency emerging market exposure is not to exceed 20% of the Fund’s net assets. The Fund’s permitted currencies will be USD, EUR, CHF, or GBP. The Fund’s holdings maintain an average investment grade rating of at least Baa3 or BBB- according to the Manager’s compilation of the highest ratings available for each bond from Moody’s or Standard & Poor’s, respectively (or as deemed equivalent by the Advisor), respectively, and will at all times invest at least 60% of its net asset value in investment grade bonds (including ancillary liquid assets) including bonds with at least one investment grade rating or as deemed equivalent by the Advisor. The Advisor will assign a rating to unrated bonds for this purpose. No more than 40% of the Fund’s net asset value may be rated below investment grade (each holding according to its highest rating available), and each security must have a rating at purchase of at least B3/B- by at least one rating agency (or as deemed equivalent by the Advisor). The Fund may invest in mutual funds (including affiliated mutual funds) or exchange-traded funds (up to 80% of its net assets) which invest principally in any of the previously mentioned types of fixed income securities and such investments in fixed income mutual funds or ETFs will be included in the Fund’s 80% test. The mutual funds and ETFs in which the Fund invests have an investment objective similar to the Fund’s or that otherwise are permitted investments in accordance with the Fund’s investment policies described herein. As a credit-focused fund, investments may also include asset-backed securities (“ABS”) including mortgage-backed securities (“MBS”) and securities backed by other forms of loans or securities.

The Advisor seeks to reduce, but cannot eliminate, the risk to the Fund from rising interest rates, which will typically result in falling bond prices, by investing principally in securities with shorter durations. The Low Duration Fund’s “duration-to-worst” profile is usually no more than two years on average, and, under normal market conditions, is not expected to exceed three years. Due to market fluctuations, the average “duration-to-worst” profile of the portfolio may vary from time to time. (Duration-to-worst is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.) In general, the longer the duration of the Fund’s bonds and/or loans, the greater the likelihood that an increase in interest rates would cause a decline in the price of the Fund’s shares. The Advisor believes that this short duration approach reduces the risk to the portfolio from rising interest rates, although it cannot eliminate it entirely.

Although the Advisor will consider ratings assigned by ratings agencies in selecting the portfolio’s debt instruments, it relies principally on its own research and investment analysis. For bonds rated below investment grade in particular, the Advisor selects bonds and loans based on a rigorous bottom-up evaluation of the companies and securities in the Fund’s portfolio. As applicable, some of the factors the Low Duration Fund considers include: a company’s managerial strength and commitment to debt repayment, anticipated cash flow, debt maturity schedules, borrowing requirements, use of borrowing proceeds, asset coverage and earnings prospects; impacting legislation, litigation, transparency, market perspective or other environmental, social and governance (“ESG”) risks; regulation, and the strength and depth of the protections afforded the lender through the documentation governing the bond or syndicated loan issuance. A security may be excluded or rejected on the basis of poor ESG performance which Muzinich believes implies heightened risk and may result in the security being less liquid.

The Fund’s investment portfolio will be diversified as to issuer and industry, with no single corporate issuer comprising more than 3% of the Fund’s net asset value.

The Advisor may manage and adjust overall portfolio duration and credit risk exposure by the strategic use of derivatives that are primarily used to reduce portfolio volatility. In this context, the Advisor would expect to principally use credit index derivatives and/or futures and options on primarily U.S. Treasuries and other developed market government bonds to manage portfolio duration and credit spread sensitivity.

The Advisor focuses on risk management from a long-term perspective, rather than being reactive to intermittent periods of market volatility, thus allowing portfolio management to focus on long-term investing.

To mitigate the counterparty risk resulting in swap transactions, the Fund will only enter into swap transactions with highly rated financial institutions specializing in this type of transaction and in accordance with the standard terms laid down by the International Securities Dealers Association.

By applying a bottom-up fundamental analysis/evaluation of each company and each security in the Fund’s portfolio, the Advisor seeks to reduce the risk of default by the issuers of the investments in the portfolio. The Advisor believes that by diversifying the Fund’s portfolio of securities, the impact of potential default is reduced. The Advisor considers both company-specific quantitative and qualitative factors in selecting debt instruments in which to invest and integrates that research with its views on the broader economy.

The Fund is actively managed and the Fund may sell a holding when it meets the portfolio managers’ expectations, no longer offers compelling relative value, shows deteriorating fundamentals, or it falls short of the portfolio managers’ expectations. The portfolio managers may also decide to continue to hold a bond or loan (or related securities) after a default.

Temporary Defensive Position
In order to respond to adverse market, economic, political or other conditions, the Low Duration Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including short-term U.S. Government Securities, commercial paper, bankers’ acceptances, time deposits, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest, exchange traded funds and money market mutual funds). A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance and there is no assurance that a defensive position will be used. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Muzinich High Income Floating Rate Fund

Principal Investment Strategies
The Floating Rate Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in floating rate bonds or loans. The Fund’s portfolio is typically well-diversified with short duration below investment grade floating rate syndicated loans and notes (i.e., loans or notes for which the portfolio’s risk from a rising interest rate environment is low because the interest rates of the holdings “float” or reset periodically) that the Advisor believes have attractive risk/reward characteristics and which are issued by U.S. and foreign corporations. The Fund may invest in foreign securities, of which 10% may include securities in emerging market countries. The Fund may invest in mutual funds or exchange-traded funds which invest in any of the previously mentioned types of fixed income securities and such investments in fixed income mutual funds or ETFs will be included in the Fund’s 80% test. The mutual funds and ETFs in which the Fund invests have an investment objective similar to the Fund’s or that otherwise are permitted investments in accordance the Fund’s investment policies described herein. As a credit-focused fund, investments may also include asset-backed securities (“ABS”) including mortgage-backed securities (“MBS”) and securities backed by other forms of loans or securities.

As part of the Fund’s below investment grade debt instruments investment strategy, the Advisor will generally invest in instruments that are rated BB+ through B- by Standard & Poor’s (“S&P”) or Ba1 through B3 by Moody’s, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or which are deemed by the Advisor to be of comparable quality. The Fund will not be required to sell holdings that fall to a rating below this ratings parameter. Below investment grade debt securities are typically referred to as “high yield” or “junk” bonds or securities. High yield bonds in which the Fund invests may be unsecured or backed by receivables or other assets. Syndicated loans (which may be commonly referred to as “floating rate loans”) are another form of financing for corporations and are typically (1) secured by specific collateral or assets of the issuer or borrower, (2) will have claims senior to those of other parties who hold unsecured instruments, and (3) will feature interest rates that adjust or “float” periodically (generally with reference to a base lending rate such as LIBOR, plus a premium). floating rate high yield bonds in which the Fund invests may be unsecured or backed by receivables or other assets.

Although the Advisor will consider ratings assigned by ratings agencies in selecting high yield floating rate loans, it relies principally on its own research and investment analysis. By applying a rigorous bottom-up evaluation of each company and each security in the Fund’s portfolio, the Advisor seeks to reduce the risk of default inherent in such high yield securities. The Advisor believes that by diversifying the Fund’s portfolio of securities, the impact of potential default can be reduced. The Advisor considers both company-specific quantitative and qualitative factors in selecting debt instruments in which to invest and integrates that research with its views on the broader economy. As applicable, some of the factors the Floating Rate Fund considers include:

•	the overall economic outlook;

•	the outlook for an issuer’s industry and an issuer’s competitive position therein;

•	a company’s managerial strength and commitment to debt repayment;

•	a company’s anticipated cash flow;

•	a company’s debt maturity schedules;

•	a company’s borrowing requirements;

•	a company’s use of borrowing proceeds;

•	a company’s asset coverage;

•	a company’s earnings prospects;

•	impacting legislation, regulation, litigation, transparency, market perspective or other ESG (environmental, social and governance) risks;

•	the potential future liquidity of an issuer’s debt; and

•	the strength and depth of the protections afforded the lender through the documentation governing the bond issuance, because the Fund typically invests in highly leveraged companies.

A security may be excluded or rejected on the basis of poor ESG performance which Muzinich believes implies heightened risk and may result in the security being less liquid.

The Advisor also seeks to reduce the risk to the Fund from rising interest rates, which will typically result in falling bond prices by investing principally in securities with interest rates that reset periodically. The Advisor believes that this floating rate approach reduces the risk to the portfolio from rising interest rates.

The Fund may use derivatives in various ways. The Fund may use derivatives as a substitute for taking a long or short position in the reference asset or to gain exposure to certain asset classes; under such circumstances, the derivatives may have economic characteristics similar to those of the reference asset, and the Fund’s investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics. The Fund may use derivatives to hedge (or reduce) its exposure to a portfolio asset or risk. The Fund may also use derivatives to manage cash. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.

The portfolio is actively managed and the Fund may sell a holding when it meets the portfolio managers’ expectations, no longer offers compelling relative value, shows deteriorating fundamentals, or if it falls short of the portfolio managers’ expectations. Tax consequences are not a primary consideration in the Fund’s investment decisions. Although the Fund will not invest in bonds or loans that are already in default, the portfolio managers may decide to continue to hold a bond or loan (or related securities) after a default. There is no limit on the amount of defaulted securities the Fund may hold.

Temporary Defensive Position
In order to respond to adverse market, economic, political or other conditions, the Floating Rate Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including short-term U.S. Government Securities, commercial paper, bankers’ acceptances, time deposits, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest, exchange traded funds and money market mutual funds). A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance and there is no assurance that a defensive position will be used. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund
The Floating Rate Fund is appropriate for investors with a medium credit risk tolerance and a desire for current income, but little tolerance for interest rate risk. The floating rate nature of the Fund helps limit interest rate risk more than would be the case in fixed-coupon bond funds, but the Fund’s potential use of leverage may increase the Fund’s price volatility.

Principal Risks

An investment in the Funds is subject to one or more of the principal risks identified below.

As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Funds. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no assurance that a Fund will achieve its investment objective, and an investment in the Fund is not by itself a complete or balanced investment program. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund(s), regardless of the order in which they appear. The following provides additional information regarding the principal risks that could affect the value of your investment:

Active Management Risk
Each Fund is actively managed and relies on the expertise of the Advisor, and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving a Fund’s investment objective. Due to its active management, a Fund could underperform other mutual funds with similar investment objectives.

Below-Investment Grade Securities Risk
Securities that are rated below-investment grade (sometimes referred to as “high-yield” or “junk”), including those bonds rated lower than “BBB-” by Standard and Poor’s or “Baa3” by Moody’s Investors Services, Inc.), or that are unrated but judged by the Advisor to be of comparable quality, at the time of purchase, involve greater risk of default and are more volatile than investment grade securities. Below-investment grade securities may also be less liquid than higher quality securities, and may cause income and principal losses for the Fund. If there is a “flight to safety,” the market’s perception of “high yield” securities may turn negative, and these types of securities may become perceived as “high risk.”

Counterparty Risk
Counterparty risk arises upon entering into borrowing arrangements and is the risk from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received, though the Fund’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract should the underlying asset on which the contract is written have no offsetting market value. The “notional value” is generally defined as the value of the derivative’s underlying assets at the spot price. The Fund could be exposed to increased leverage risk should it finance derivative transactions without holding cash or cash equivalents equal to the notional value of its derivative positions.

Credit Risk
The value of your investment in a Fund may change in response to the credit ratings of that Fund’s fixed income portfolio securities. The degree of risk for a particular security may be reflected in its credit rating. However, credit ratings are subjective; no rating level is immune from default. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by a Fund may cause it to default or become unable to pay interest or principal due on the security. A Fund may not collect interest and principal payments on a fixed income security if the issuer defaults. High yield bonds, loans and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings and may be highly leveraged.

Currency Risk and Hedging Risk
Each Fund will endeavor to limit price fluctuations caused by the changing relative value of currencies in which a Fund invests, but hedging involves costs and there can be no assurance that a Fund will be perfectly hedged or that the hedging will work as anticipated.

Derivatives Risk
Derivatives are financial instruments that have a value which depends upon, or derived from, a reference asset, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Derivatives may result in investment exposures that are greater than their cost would suggest; in other words, a small investment in a derivative may have a large impact on a Fund’s performance. The successful use of derivatives may depend on the manager’s ability to anticipate market movements.

A Fund may use derivatives in various ways. A Fund may use derivatives as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes; under such circumstances, the derivatives may have economic characteristics similar to those of the reference asset, and the Fund’s investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics. A Fund may use derivatives to hedge (or reduce) its exposure to a portfolio asset or risk. A Fund may use derivatives for leverage. A Fund may also use derivatives to manage cash.

Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, credit risk and general market risks. A Fund’s use of derivatives may entail risks greater than, or possibly different from, such risks and other Principal Risks to which the Fund is exposed, as described below. Certain of the different risks to which a Fund might be exposed due to its use of derivatives include the following:

Hedging Risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they also may offset gains.

Correlation Risk is the risk that derivative instruments may be mispriced or improperly valued and that changes in the value of the derivatives may not correlate perfectly with the underlying asset or security.

Volatility Risk is the risk that, because a Fund may use some derivatives that involve economic leverage, this economic leverage will increase the volatility of the derivative instruments as they may increase or decrease in value more quickly than the underlying currency, security, interest rate or other economic variable.

Credit Derivatives Risk is the risk associated with the use of derivatives, which are highly specialized activities or instruments that involve strategies and risks different from those associated with ordinary portfolio security transactions. If the Advisor is incorrect in its forecast of default risks, market spreads or other applicable factors, a Fund’s investment performance would diminish compared with what it would have been if these techniques were not used. Moreover, even if the Advisor is correct in its forecast, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged. A Fund’s risk of loss in a credit derivative transaction varies with the form of the transaction.

Segregation Risk is the risk associated with any requirement, which may be imposed on a Fund, to segregate assets or enter into offsetting positions in connection with investments in derivatives.

Such segregation will not limit a Fund’s exposure to loss, and the Fund may incur investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the Fund would sell the segregated assets.

Distressed Securities Risk
In certain periods, there may be little or no liquidity in the markets for distressed securities. The prices of such securities may be subject to periods of abrupt and erratic market movements and above-average price volatility and it may be difficult to value such securities. The Fund may lose a substantial portion or all of its investment in distressed securities or may be required to accept cash, securities or other property with a value less than its original investment. See Liquidity Risk below.

ESG Exclusion Risk (Credit Opportunities Fund, Low Duration Fund and Floating Rate Fund)
A Fund may exclude or reject securities on the basis that they are issued by companies deemed ineligible for investment by Norges Bank Investment Management due to environmental, social and governance (“ESG”) factors, even if these securities might otherwise comprise part of the Fund’s eligible investment universe. One or more of the securities issued by these companies which may otherwise be appropriate for investment by the Fund may outperform the securities selected for the Fund.

Extension Risk
The market value of some fixed income securities (such as certain asset-backed and mortgage-backed securities) will be adversely affected when bond calls or prepayments on underlying mortgages or other assets are less or slower than anticipated, particularly when interest rates rise. When that occurs, the effective maturity date of a Fund’s investment may be extended, resulting in an increase in interest rate sensitivity to that of a longer-term instrument. Such extension may also effectively lock-in a below market interest rate and reduce the value of the fixed income security.

Foreign Securities and Emerging Market Risk
If a Fund invests in foreign securities and American Depositary Receipts (“ADRs”), an investment in that Fund may have the following additional risks:

•	Foreign securities may be subject to greater fluctuations in price than securities of U.S. companies because foreign markets may be smaller and less liquid than U.S. markets.

•
Changes in foreign tax laws, exchange controls, investment regulations and policies on nationalization and expropriation as well as political instability may affect the operations of foreign companies and the value of their securities.

•
Fluctuations in currency exchange rates and currency transfer restitution may adversely affect the value of a Fund’s investments in foreign securities, which are denominated or quoted in currencies other than the U.S. dollar.

•
Foreign securities and their issuers are not subject to the same degree of regulation as U.S. issuers regarding information disclosure, insider trading and market manipulation. There may be less publicly available information on foreign companies and foreign companies may not be subject to uniform accounting, auditing, and financial standards as are U.S. companies.

•	Foreign securities registration, custody and settlements may be subject to delays or other operational and administrative problems.

•	Certain foreign brokerage commissions and custody fees may be higher than those in the United States.

•
Coupon income payable on the foreign securities contained in a Fund’s portfolio may be subject to foreign withholding taxes, thus reducing the income available for distribution to the Fund’s shareholders.

•	It can be more difficult to enforce liens on collateral for securities purchased in some foreign jurisdictions, including some emerging market jurisdictions.

If a Fund invests in emerging markets, an investment in that Fund may have the following additional risks:

•	Information about the companies in emerging markets is not always readily available.

•	Bonds of companies traded in emerging markets may be less liquid and the prices of those instruments may be more volatile than the prices of the instruments in more established markets.

•	Greater political and economic uncertainties exist in emerging markets than in developed foreign markets.

•
The securities markets and legal systems in emerging markets may not be well developed and may not provide the protections and advantages of the markets and systems available in more developed countries.

•	Very high inflation rates may exist in emerging markets and could negatively impact a country’s economy and securities markets.

•	Emerging markets may impose restrictions on the Fund’s ability to repatriate investment income or capital and thus may adversely affect the operations of the Fund.

•	Certain emerging markets impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar.

•
Governments of some emerging markets exercise substantial influence over the private sector and may own or control many companies. As such, governmental actions could have a significant effect on economic conditions in emerging markets, which, in turn, could affect the value of a Fund’s investments.

•	Emerging markets may be subject to less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies.

ADR investments may subject a Fund to the same risks as direct investments in foreign companies.

For these and other reasons, the prices of instruments in emerging markets can fluctuate more significantly than the prices of instruments of companies in developed countries. The less developed the country, the greater affect these risks may have on your investment in a Fund, and as a result, an investment in that Fund may exhibit a higher degree of volatility than either the general domestic financial market or the financial markets of developed foreign countries.

Impairment of Collateral Risk
The value of any collateral securing a bond or floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or be difficult to liquidate. In addition, a Fund’s access to collateral may be limited by bankruptcy or other insolvency laws.

Interest Rate Risk
Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. Changes in government monetary policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates. There can be no assurance that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates. Debt securities generally tend to lose market value when interest rates rise and increase in value when interest rates fall. A rise in interest rates also has the potential to cause investors to rapidly move out of fixed-income securities, which may increase redemptions in a Fund. A substantial increase in interest rates may also have an adverse impact on the liquidity of a security, especially those with longer maturities. Securities with longer maturities or durations or lower coupons or that make little (or no) interest payments before maturity tend to be more sensitive to these interest rate changes. The longer a Fund’s average weighted portfolio maturity or average weighted portfolio duration, the greater the impact a change in interest rates will have on its share price.

Investment Company and ETF Risk
Investments in open-end and closed-end investment companies, including ETFs (which may, in turn, invest in bonds, and other financial vehicles), involve substantially the same risks as investing directly in the instruments held by these entities. However, the investment may involve duplication of certain fees and expenses. By investing in an investment company or ETF, a Fund becomes a shareholder of that fund. As a result, Fund shareholders indirectly bear their proportionate share of the investment company’s or ETF’s fees and expenses which are paid by a Fund as a shareholder of the fund. (Affiliated mutual funds will not charge duplicate fees and expenses.) These fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with a Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, a Fund’s investment in the fund may adversely affect the Fund’s performance. In addition, because ETFs and many closed-end funds are listed on national stock exchanges and are traded like stocks listed on an exchange, (1) a Fund may acquire ETF or closed-end fund shares at a discount or premium to their NAV and (2) ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Advisor may not be able to liquidate a Fund’s holdings at the most optimal time, adversely affecting the Fund’s performance.

Issuer Risk
An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Liquidity Risk
The risk associated with a lack of marketability of instruments which may make it difficult or impossible to sell the instruments at desirable prices in order to minimize loss. A Fund may have to reduce the selling price, sell other investments, or forgo another more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale. Floating rate loans also may trade infrequently on the secondary market. The value of the loan to a Fund may be impaired in the event that the Fund needs to liquidate such loans. The inability to purchase or sell floating rate loans and other debt securities at a fair price may have a negative impact on a Fund’s performance. Securities in which a Fund invests may be traded in the over-the-counter market rather than on an organized exchange and therefore may be more difficult to purchase or sell at a fair price.

No Fund will acquire any illiquid investment if, immediately after the acquisition, the Fund will have invested more than 15% of its net assets in illiquid investments. Illiquid investments means any investments that the Advisor reasonably expects cannot be sold or disposed of in seven calendar days or less under current market conditions without the sale or disposition significantly changing the market value of the investment.

Market and Regulatory Risk
Events in the financial markets and economy may cause volatility and uncertainty and adversely affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by a Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment goals may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

Newer Fund Risk (U.S. High Yield Fund, Low Duration Fund and Floating Rate Fund)
The Funds are newer with a limited operating history and there can be no assurance that a Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate one or more of the Funds. The Board can initiate liquidation without shareholder approval if it determines it is in the best interest of shareholders. As a result, the timing of any liquidation may not be favorable to certain individual shareholders.

Portfolio Turnover Risk
Each Fund may have a high turnover rate, given the inherent volatility of concentrated positions. A higher portfolio turnover may enhance returns by capturing and holding portfolio gains. However, it also may result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional dividends and capital gains for tax purposes. These factors may negatively affect a Fund’s performance.

Prepayment Risk
Fixed income securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When a Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing security, potentially lowering the Fund’s income, yield and its distributions to shareholders. Securities subject to partial or complete prepayment(s) may offer less potential for gains during a declining interest rate environment and have greater price volatility. Prepayment risk is greater in periods of falling interest rates for fixed-rate assets, and for floating or variable rate securities, rising interest rates generally increase the risk of refinancings or prepayments.

Ratings Agencies Risk
Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.
Redemption Risk
The Funds may experience periods of heavy redemptions that could cause a Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt a Fund’s performance. A general rise in interest rates, perhaps because of changing government policies, has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.
Restricted Securities Risk
Restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid, and the Fund may be unable to sell them at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for restricted securities. In addition, the Fund may get only limited information about the issuer of a restricted security.
Syndicated (Floating Rate, Bank, Leveraged, Senior) Loan Risk
The Fund may invest in syndicated loans which include interests in loans to companies or their affiliates undertaken for various purposes. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a company and one or more financial institutions, including banks. Loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities. The Fund’s investment may be in the form of participation in loans or of assignments of all or a portion of loans from third parties. Investments in syndicated loans involve credit risk, interest rate risk, liquidity risk and other risks, including, but not limited to, the risk that any collateral may become impaired, may be insufficient to meet the obligations of the borrower or may be difficult to liquidate. These investments are also subject to the risk that the Fund may obtain less than the full value for the loan interests when sold. Moreover, loan transactions may have significantly longer settlement periods (i.e., longer than seven days) than more traditional investments and, as a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans. The Fund has the power to engage in short term borrowing to meet short-term liquidity needs that might arise from any lengthy loan settlement periods.
U.S. Government Securities Risk
Although each of the Funds may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of a Fund itself and do not guarantee the market prices of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.

Management – Other Service Providers/ Fund Expenses

Management

The Advisor
Muzinich & Co., Inc. Each Fund’s Advisor is Muzinich & Co., Inc., located at 450 Park Avenue, New York, New York 10022. The Advisor is an institutional asset manager specializing in corporate debt investing and credit oriented strategies. The Advisor has been registered with the SEC since 1991. As of February 28, 2019, the Advisor (with its global affiliates) managed approximately $32.3 billion in assets. Under the Investment Advisory Agreement with the Advisor, each Fund compensates the Advisor for its advisory services as shown in the table below. For the fiscal year ended December 31, 2018, the Advisor received the following net advisory fees as a percentage of average annual daily net assets. The “net” advisory fee reflects the amount received because the Advisor was required to waive a portion of its fees and/or reimburse expenses pursuant to the expense limitation agreement described below.

	Annual Advisory Fee	Net Advisory Fee Received after Waivers and/or Expense Reimbursement for 2018
Credit Opportunities Fund	0.60%	0.40%
U.S. High Yield Fund	0.55%	0.00%
Low Duration Fund	0.45%	0.33%
Floating Rate Fund	0.50%	0.00%*

* The Floating Rate Fund commenced operations on June 29, 2018.

A discussion summarizing the primary (but not exclusive) basis for the Board’s approval of the Investment Advisory Agreement between the Trust on behalf of the Credit Opportunities Fund, the U.S. High Yield Fund, the Low Duration Fund, Floating Rate Fund and the Advisor is included in the Fund’s Annual Report dated December 31, 2018.

Subject to the general oversight of the Board, the Advisor is directly responsible for making the investment decisions for the Funds.

Portfolio Managers
The Funds are managed by a team of investment professionals who take active roles in managing the Fund and retain shared decision-making authority over the management of the Funds’ assets as indicated below.

Portfolio Manager/Fund	Bio
Clinton J. Comeaux, MBA U.S. High Yield Fund Low Duration Fund
Clint Comeaux joined Muzinich in 2006. Clint is a Portfolio Manager with 22 years of corporate credit experience. Prior to joining Muzinich, Clint was a research analyst for the high yield and private equity funds at WR Huff Asset Management. Previously, Clint was a Manager at Enron responsible for physical trading in the commodities group. Clint is a Chemical Engineer, formerly with PPG Industries. He holds a B.S. in Chemical Engineering, Summa Cum Laude, from Tulane University as well as an M.B.A. from the Leonard N. Stern School of Business at New York University.

Management – Other Service Providers/ Fund Expenses

Portfolio Manager/Fund	Bio
Anthony DeMeo Credit Opportunities Fund Low Duration Fund
Anthony DeMeo joined Muzinich in 2015. Anthony is a Portfolio Manager with 17 years of corporate credit experience. Prior to joining Muzinich, Anthony was an investment grade credit trader at Société Géneralé for four years focusing on the consumer, retail and industrial sectors. Prior to that, he spent 11 years in debt capital markets at Barclays Capital and Deutsche Bank where he advised corporations on financing and solution strategies. Anthony holds a B.A. in Economics from Cornell University.

Stuart Fuller Floating Rate Fund
Stuart Fuller joined Muzinich in 2016. Stuart is a Portfolio Manager with 16 years of corporate credit experience. Prior to joining Muzinich, Stuart worked for ECM Asset Management Limited from 2002 to 2016, where he was a Portfolio Manager responsible for loan and high yield investments in multi-strategy and asset-class-specific programs  and credit analysis of senior and subordinated loan positions across a wide range of industries for all of ECM’s portfolios. Stuart started his career at Tullett & Tokyo Liberty Ltd. Stuart earned a B.Sc. from the Faculty of Science at St Andrews University.

Joseph Galzerano, MBA, CPA Credit Opportunities Fund
Joseph Galzerano joined Muzinich in 2010. Joseph is a Portfolio Manager with 31 years of corporate credit experience, focusing on U.S. high yield. Prior to joining Muzinich, Joseph worked at Babson Capital Management where he was Managing Director and Senior Investment Analyst. Previously, he held Senior Analyst positions in high yield research at CIBC World Markets and Citicorp Securities. Joseph earned a B.A., Epsilon Sigma Pi, cum laude, from Manhattan College, and an M.B.A. in Corporate Finance from Fordham University where he finished his degree with honor designations Phi Kappa Phi and Beta Gamma Sigma. He was formally credit trained at the Citicorp Global Institute of Finance and is a Certified Public Accountant.

Tatjana Greil-Castro, PhD, M.Sc. Low Duration Fund
Tatjana Greil-Castro joined Muzinich in 2007. Tatjana is a Portfolio Manager with 18 years of corporate credit experience. Prior to joining Muzinich, Tatjana worked for Metlife Investments, where she served as an Associate Director of the High Return Unit. Earlier, Tatjana worked as Senior Portfolio Manager in European high yield for Fortis Investments and as a portfolio manager and credit analyst at Legal & General Investment Management. She started her career as a high yield telecom analyst with Merrill Lynch. She has a Ph.D. from the London School of Economics & Political Science, a Masters from the Kiel Institute of World Economics in Germany, and an M.Sc./B.S. in Economics from the University of Vienna.

Management – Other Service Providers/ Fund Expenses

Portfolio Manager/Fund	Bio
Warren Hyland, M.Sc., CFA Credit Opportunities Fund
Warren Hyland joined Muzinich in 2013. Warren is a Portfolio Manager with 20 years of corporate credit experience. Prior to joining Muzinich, Warren worked for Schroders, where he was a Global Portfolio Manager and later, the Senior Portfolio Manager for Global Emerging Markets. In the latter role, he managed about $2 billion and helped to develop the firm’s emerging markets corporate capabilities. Previously, Warren was the Head of European Money Markets at UniCredito Italiano. Warren has a BSc in Mathematics for Business from the Middlesex University London, and later received his M.Sc. in Shipping Trade and Finance from the CASS Business School. He holds the Chartered Financial Analyst designation.

Michael L. McEachern, MBA, CFA Credit Opportunities Fund
Michael McEachern joined Muzinich in 2012. Michael is a Head of Public Markets/Portfolio Manager with 32 years of corporate credit experience. Prior to joining Muzinich, Michael was president and Head of the High Yield Division at Seix Advisors, Inc. At Seix Advisors, Michael was the founding partner of the high yield strategy that grew to over $13 billion under his leadership. Prior to Seix Advisors, Michael served in various research and portfolio management capacities at American General Corp. and at Capital Holding Corporation. Michael holds a B.A. in Management Science from the University of California, San Diego, and an M.B.A. from Rice University. Michael holds the Chartered Financial Analyst designation.

Sam McGairl Floating Rate Fund
Sam McGairl joined Muzinich in 2016. Sam is a Portfolio Manager focusing on syndicated loans. Prior to joining Muzinich, Sam was with ECM Asset Management Limited from 2007 to 2016, where he was a Portfolio Manager responsible for loan and high yield investments in the firm’s pooled loan programs, as well as being responsible for loan trading across all ECM portfolios. Sam started his career at Bank of Scotland and BNP Paribas before ECM. He is a graduate of the University of Newcastle upon Tyne.

Bryan Petermann, MBA U.S. High Yield Fund Low Duration Fund
Bryan Petermann joined Muzinich in 2010. Bryan is a Portfolio Manager with 28 years of corporate credit experience. Prior to joining Muzinich, Bryan worked for Pinebridge Investments (formerly AIG Investments) where he served as Managing Director, Head of High Yield for the last five years of his tenure. Bryan started his career in the banking sector. He worked in the media and cable groups at the Union Bank of California and Banque Paribas. Previously, he participated in the start of Société Générale’s cable and media group. Bryan received a B.A. from the University of California, Los Angeles where he was a Phi Beta Kappa scholar, and an M.B.A. from the University of California, Berkeley.

Management – Other Service Providers/ Fund Expenses

Portfolio Manager/Fund	Bio
Torben Ronberg, MBA Credit Opportunities Fund Floating Rate Fund
Torben Ronberg joined Muzinich in 2016. Torben is a Portfolio Manager with 20 years of corporate credit experience. Prior to joining Muzinich, Torben worked for ECM Asset Management Limited, a Wells Fargo company from 2005 to 2016, where he was Head of Sub-Investment Grade responsible for overseeing all loan and high yield investments in asset-class-specific portfolios, as well as across ECM’s multi-asset-class portfolios. Prior to this Torben was with the Danske Bank Group based in Copenhagen and London. Torben has more than 20 years of experience in corporate banking - the leveraged finance market in particular. Torben holds an Executive M.B.A. from London Business School.

Thomas Samson, M.Sc., CFA Credit Opportunities Fund Low Duration Fund
Thomas Samson joined Muzinich in 2004. Thomas is a Portfolio Manager with 18 years of corporate credit experience. Prior to joining Muzinich, Thomas worked as an investment analyst at Trafalgar Asset Managers, a distressed-debt hedge fund. Prior to that, he worked as a financial analyst at GE Capital. Thomas has a Masters in Finance from London Business School, holds the Chartered Financial Analyst designation and has an M.Sc. in Corporate Finance from the Institut d’Etudes Politiques de Paris, France.

The Funds’ SAI provides additional information about Muzinich’s methods of portfolio manager compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Funds.

The Advisor’s Prior Performance
The performance information shown below represents the prior performance of an Irish registered UCITS fund referred to as the Muzinich Enhancedyield Short-Term Fund (the “UCITS Fund”) and managed by the Advisor with substantially similar investment objectives, policies and strategies as the Low Duration Fund. The Advisor does not advise any other investment funds that have investment strategies that are substantially similar to the Low Duration Fund.

All returns are presented after the deduction of all fees and expenses, including investment advisory fees, brokerage commissions and execution costs paid by the UCITS Fund without provision for federal or state income taxes. The UCITS Fund does not reflect any sales loads or placement fees, as such fees are not assessed on the UCITS Fund.

Between December 1, 2011 and June 30, 2016, the fees and expenses for the class of the UCITS Fund shown were lower than what is estimated for the Low Duration Fund; therefore, the expense structure of the Low Duration Fund would have lowered the performance results during that time period.

The UCITS Fund is not a registered mutual fund in the U.S., although it is authorized by the Central Bank of Ireland as an undertaking for collective investment in transferable securities pursuant to the European Communities (Undertakings for Collective Investment in Transferable Securities) Regulations, 2011 (S.I.  352 of 2011), as amended and is not subject to the same types of expenses as the Low Duration Fund or to the diversification requirements, specific tax restrictions and investment limitations imposed on the Low Duration Fund by the 1940 Act, or the Internal Revenue Code of 1986, as amended (the “Internal

Management – Other Service Providers/ Fund Expenses

Revenue Code”), which, if applicable, may have adversely affected the performance results of the UCITS Fund.

The performance results below are based on the official net asset value (“NAV”) per share of the UCITS Fund. Investors should also be aware that the use of a methodology different from that used above to calculate performance could result in different performance data. The methodology used to calculate the UCITS Fund’s performance information differs from the SEC required methodology. The performance returns are easily demonstrable and are calculated by an independent third party administrator. Returns are from the oldest USD hedged unit class in the UCITS Fund with a Management Fee the same as that of the UCITS Fund.

Prior performance is not indicative of the Low Duration Fund’s future performance.

The performance data below is for the UCITS Fund - the Muzinich Enhancedyield Short-Term Fund - and is not the performance results of the Muzinich Low Duration Fund.

Average Annualized Total Returns as of December 31, 2018

1 Year	3 Year	5 Year	10 Years	15 years
0.76%	3.45%	2.38%	4.56%	3.76%

	Calendar Year Returns (%)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
Muzinich Enhancedyield Short-Term Fund*	0.76	4.42	5.23	0.74	1.33	3.55	7.93	0.77	6.49	15.23	-2.80	3.27	5.21	2.60	2.74

*
Inception date is November 26, 2003. The performance shown is net of all Fund Manager and Administrative Charges as well as of all expenses. Net performance does not reflect the deduction of individual subscription fees which can be up to 1%. The average subscription fee levied by Muzinich during the UCITS Fund’s history was 0%.

Other Service Providers
U.S. Bancorp Fund Services, LLC doing business as U.S Bank Global Fund Services (the “Transfer Agent”) provides certain administration, fund and transfer agency services to the Funds.

Quasar Distributors, LLC (the “Distributor”) serves as the Funds’ Distributor and principal underwriter in connection with the offering of the Funds’ shares. The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem Fund shares. The Distributor is an affiliate of the Transfer Agent.

Fund Expenses
In addition to the advisory fees discussed above, the Funds incur other expenses such as custodian fees, transfer agency fees, interest, Acquired Fund Fees and Expenses and other customary Fund expenses. (Acquired Fund Fees and Expenses are indirect fees that the Funds incur from investing in the shares of other investment companies.) The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, taxes, interest, including interest on short positions, portfolio transaction expenses and extraordinary expenses) to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to the amounts shown below of each Class’s average net assets (“Expense Caps”).

Management – Other Service Providers/ Fund Expenses

Fund Expense Caps	Class A Shares	Institutional Shares	Supra Institutional Shares
Credit Opportunities Fund	0.95%	0.70%	0.60%
U.S. High Yield Fund	0.93%	0.68%	0.58%
Low Duration Fund	0.85%	0.60%	0.50%
Floating Rate Fund	0.90%	0.65%	0.55%

Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement by the Fund if requested by the Advisor, and the Board approves such reimbursement in subsequent fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such year (taking into account any reimbursements) does not exceed the Expense Caps. The Advisor is permitted to be reimbursed for fee reductions and expense payments it made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by a Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of the waiver or at the time of reimbursement. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and expenses. The current Expense Caps are in place indefinitely, but at a minimum through April 30, 2020. The Expense Caps may be terminated after April 30, 2020, by the Board of Trustees upon 60 days’ prior written notice to the Advisor, or by the Advisor with the consent of the Board.

Choosing a Share Class

The following is a summary of the differences between Class A Shares, Institutional Shares and Supra Institutional Shares for each of the Funds:

	Class A Shares	Institutional Shares	Supra Institutional Shares
Eligible Shareholder	Retail	Eligible institutions and qualified plans	Eligible institutions and qualified plans
Initial Sales Charge	4.25%	None	None
Contingent Deferred Sales Charge	None	None	None
Redemption Fee	1.00%/90 day holding period	1.00%/90 day holding period	1.00%/90 day holding period
Ongoing distribution (12b‑1) fees	0.25%	None	None
Shareholder Service Fee	0.10%	0.10%	None
Conversion Feature
Subject to the Advisor’s approval, if investors currently holding Class A shares meet the criteria for eligible investors and would like to convert to Institutional Class shares or Supra Institutional Class shares, there are no tax consequences and investors are not subject to the redemption/exchange fees. To inquire about converting your Class A shares to Institutional Class shares or Supra Institutional Class shares, please call 1‑855‑MUZINICH.

Subject to the Advisor’s approval, if investors currently holding Institutional Class shares meet the criteria for eligible investors and would like to convert to Supra Institutional Class shares, there are no tax consequences and investors are not subject to the redemption/exchange fees. To inquire about converting your Institutional Class shares to Supra Institutional Class shares, please call 1‑855‑MUZINICH.
			None

Class A Shares
Class A shares of the Fund are retail shares that require that you pay a front-end sales charge when you invest in the Fund unless you qualify for a reduction or waiver of the sales charge.

If you purchase Class A shares of the Fund you will pay the public offering price (“POP”) which is the NAV per share next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as “breakpoint levels,” the POP is lower for these purchases. The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below. The sales charge does not apply to shares purchased with reinvested dividends. The sales charge is calculated as follows:

Choosing a Share Class

Amount of Transaction	Sales Charge as % of Public Offering Price(1)	Sales Charge as % of Net Amount Invested	Dealer Reallowance as a Percentage of Public Offering Price
Less than $100,000	4.25%	4.44%	4.25%
$100,000 but less than $250,000	3.25%	3.36%	3.25%
$250,000 but less than $500,000	2.25%	2.30%	2.25%
$500, 000 but less than $1,000,000	1.75%	1.78%	1.75%
$1,000,000 or more	N/A	N/A	N/A

(1)
Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

Reducing Your Sales Charge
You may be able to reduce the sales charge on Class A shares of the Fund based on the combined market value of your accounts. If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

•	You pay no sales charges on Fund shares you buy with reinvested distributions.

•	You pay a lower sales charge if you are investing an amount over a specific breakpoint level as indicated by the above table.

•	You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of Class A shares of the Fund within 30 days of the date of the redemption.

•
By signing a Letter of Intent (“LOI”) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. Any shares purchased within 90 days of the date you sign the LOI may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after the date of the LOI. Reinvested dividends and capital gains do not count as purchases made during this period. We will hold in escrow shares equal to approximately 4.25% of the amount you say you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you would have paid based on the total amount actually invested in Class A shares on the expiration date. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

•
Rights of Accumulation (“ROA”) allow you to combine Class A shares of any Muzinich Fund you already own in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A shares. The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A shares of the Fund already owned and adding the dollar amount of your current purchase.

Eligible Accounts
Certain accounts may be aggregated for ROA eligibility, including your current investment in the Fund, and previous investments you and members of your primary household group have made in the Fund.

Choosing a Share Class

(Your primary household group consists of you, your spouse and children under age 21 living at home.) Only eligible accounts held at the Transfer Agent or the financial intermediary at which you are making the purchase may be aggregated. Specifically, the following accounts are eligible to be included in determining the sales charge on your purchase:

•	Individual or joint accounts held in your name;

•	Coverdell Savings Accounts and UGMA/UTMA accounts for which you or your spouse is parent or guardian of the minor child;

•	Trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

•	Accounts held in the name of your or your spouse’s sole proprietorship or single owner limited liability company or S corporation; and

•
Investors who purchase shares that are to be included in certain retirement, benefit, pension, trust or investment “wrap accounts” or through an omnibus account maintained with the Fund by a broker-dealer.

Waiving Your Sales Charge
We reserve the right to waive the sales charges for certain groups or classes of shareholders. If you fall into any of the following categories, you can buy Class A shares at NAV without a sales charge:

•	Current and former employees, directors/trustees and officers of:

◦	Professionally Managed Portfolios;

◦	Muzinich & Co., Inc. and its affiliates; and

◦	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	Current employees of:

◦	the Fund’s Transfer Agent;

◦	broker-dealers who act as selling agents; and

◦	family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	Qualified registered investment advisors who buy through a broker-dealer or service agent who has entered into an agreement with the Fund’s distributor that allows for load-waived Class A purchases.

•	Qualified broker-dealers who have entered into an agreement with the Fund’s distributor that allows for load-waived Class A purchases.

The Funds also reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as “wrap accounts.” If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account. Those terms and conditions may supersede the terms and conditions discussed here. Contact your selling agent for further information.

More information regarding the Funds’ sales charges, breakpoints and waivers is available free of charge on the Funds’ website: www.MuzinichUSFunds.com. Click on “Breakpoints and Sales Loads.”

Choosing a Share Class

Institutional Class Shares
Institutional Class shares of the Funds are offered without any sales charge on purchases or sales and without any ongoing distribution fee. The minimum initial investment for Institutional Class shares is $1,000,000.

Institutional Class shares are available for purchase exclusively by (1) eligible institutions (e.g., a financial institution, corporation, trust, estate, or educational, religious or charitable institution) with assets of at least $1,000,000, (2) tax-exempt retirement plans with assets of at least $1,000,000 (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (3) fee-based investment programs with assets of at least $1,000,000, (4) qualified state tuition plan (529 plan) accounts, and (5) high net worth/ultra high net worth individuals/families. The minimum asset requirements may be waived from time to time by the Advisor. In addition, the Advisor may permit certain financial intermediaries to aggregate up to 10 customer accounts to accumulate the requisite $1,000,000 initial investment minimum.

Institutional Class share participants in tax-exempt retirement plans must contact the plan’s administrator to purchase shares. For plan administrator contact information, participants should contact their respective employer’s human resources department. Institutional Class share participants in fee-based investment programs should contact the program’s administrator or their financial advisor to purchase shares. Transactions generally are effected on behalf of a tax-exempt retirement plan participant by the administrator or a custodian, trustee or record keeper for the plan and on behalf of a fee-based investment program participant by their administrator or financial advisor. Institutional Class shares institutional clients may purchase shares either directly or through an authorized dealer.

The minimum initial investment for Institutional Class shares may be waived or reduced by the Advisor at any time.

Supra Institutional Class Shares
Supra Institutional Class shares of the Funds are offered without any sales charge on purchases or sales and without any ongoing distribution fee. The minimum initial investment for the Funds’ Supra Institutional Class shares is $5,000,000.

Supra Institutional Class shares are available for purchase exclusively by (1) eligible institutions (e.g., a financial institution or any of its clients, a corporation, trust, estate, or educational, religious or charitable institution) with assets of at least $5,000,000, (2) tax-exempt retirement plans with assets of at least $5,000,000 (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (3) fee-based investment programs with assets of at least $5,000,000 (4) qualified state tuition plan (529 plan) accounts, (4) employees and their families of the Advisor, and (5) high net worth/ultra high net worth individuals/families. The minimum asset requirements may be waived from time to time by the Advisor.

Supra Institutional Class share participants in tax-exempt retirement plans must contact the plan’s administrator to purchase shares. For plan administrator contact information, participants should contact their respective employer’s human resources department. Supra Institutional Class share participants in fee-based investment programs should contact the program’s administrator or their financial advisor to purchase shares. Transactions generally are effected on behalf of a tax-exempt retirement plan participant by the administrator or a custodian, trustee or record keeper for the plan and on behalf of a fee-based investment program participant by their administrator or financial advisor. Supra Institutional Class shares institutional clients may purchase shares either directly or through an authorized dealer.

Choosing a Share Class

The minimum initial investment for Supra Institutional Class shares may be waived or reduced by the Advisor at any time.

Rule 12b-1 Distribution Fees
The Trust has adopted a Rule 12b-1 plan under which each Fund is authorized to pay to the Distributor or such other entities as approved by the Board, as compensation for the distribution-related and/or shareholder services provided by such entities, an aggregate fee equal to the 0.25% of the average daily net assets of Class A Shares, as applicable. The Distributor may pay any or all amounts received under the Rule 12b‑1 Plan to other persons, including the Advisor, for any distribution service or activity designed to retain Fund shareholders.

Because the Funds’ Class A Shares pay distribution fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.

Shareholder Service Fees
The Trust has also adopted a Shareholder Service Plan under which the Funds may pay a fee of up to 0.10% of the average daily net assets of the Funds’ Class A Shares and Institutional Shares for shareholder services provided to the Funds by financial institutions, including the Advisor. Shareholder service fees are currently being waived for the Floating Rate Fund’s Institutional Shares.

Because the Funds’ Class A Shares and Institutional Class Shares pay shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.

The Fund has policies and procedures in place for the monitoring of payments to broker-dealers and other financial intermediaries for distribution-related activities and the following non-distribution activities: sub-transfer agent, administrative, and other shareholder servicing services.

Additional Payments to Dealers
In addition to dealer reallowances and payments made by the Funds for distribution and shareholder servicing, the Advisor or its affiliates may make additional payments (“Additional Payments”) to certain selling or shareholder servicing agents for the Funds, which include broker-dealers. These Additional Payments, which may be significant, are paid by the Advisor or its affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex. Such payments by such parties may create an incentive for these financial institutions to recommend that you purchase Fund shares.

In return for these Additional Payments, the Advisor expects to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Funds on a list of mutual funds offered as investment options to the selling agent’s clients (sometimes referred to as “Shelf Space”); access to the selling agent’s registered representatives; and/or ability to assist in training and educating the selling agent’s registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Funds’ Transfer Agent

Choosing a Share Class

(e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Funds’ website www.MuzinichUSFunds.com.

Your Account

Your Account

How to Contact the Fund	General Information
Write to us at:
Muzinich Funds
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701

Overnight address:
Muzinich Funds
c/o U.S. Bank Global Fund Services
615 E. Michigan Street, Third Floor
Milwaukee, WI 53202-5207

Telephone us at:
1‑855-MUZINICH (toll free) or
1-855-689-4642

Visit our Web site at:
www.MuzinichUSFunds.com

E-mail us at:
MuzinichUSFunds@muzinich.com

You may purchase shares of a Fund class or sell (request a Fund redeem) such shares on each weekday that the New York Stock Exchange (“NYSE”) is open. Under unusual circumstances, the Fund class may accept and process shareholder orders when the NYSE is closed if deemed appropriate.

You may purchase shares of a Fund class or sell ((request a Fund redeem) such shares at the NAV of a share of that Fund class next calculated (or minus a redemption fee in the case of redemptions or exchanges) after the Transfer Agent receives your request in good order (as described in this Prospectus on page 68).

When and How NAV is Determined
A Fund’s share price is known as its NAV. The NAV is determined by dividing the value of the Fund’s securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV). The NAV takes into account the expenses and fees of the Fund, including management, administration and other fees, which are accrued daily. Each Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m., Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business.

Shares of the Funds will not be priced and are not available for purchase when the NYSE and/or Federal Reserve are closed, including the following days: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran’s Day, Thanksgiving Day and Christmas Day.

All shareholder transaction orders received in proper form (as described below under “How to Buy Shares”) by the Transfer Agent, or a Financial Intermediary by 4:00 p.m., Eastern time will be processed at that day’s NAV plus any applicable sales charge. Transaction orders received after 4:00 p.m., Eastern time will be priced at the applicable price determined on the next business day. A Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. A Fund does not determine the NAV of its shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share). Fair value determinations may be made as described below under procedures as adopted by the Funds’ Board of Trustees.

Fair Value Pricing. Occasionally, reliable market quotations are not readily available or there may be events affecting the value of foreign securities or other securities held by the Fund that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board.

Your Account

Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation determination. If any significant discrepancies are found, the Fund will likely adjust its fair valuation procedures. The net asset value of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

Types of Accounts

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts and sole proprietorship accounts are owned by one person. Joint accounts have two or more owners (tenants).
•
Instructions must be signed by all persons required to sign exactly as their names appear on the account.
•
Provide a power of attorney or similar document for each person that is authorized to open or transact business for the account if not a named account owner.

Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	• Depending on state laws, you can set up a custodial account under the UGMA or the UTMA. • The custodian must sign instructions in a manner indicating custodial capacity.
Business Entities
•
Provide certified articles of incorporation, a government-issued business license or certificate, partnership agreement or similar document evidencing the identity and existence of the business entity.
•
Submit a secretary’s (or similar) certificate listing the person(s) authorized to open or transact business for the account.

Trusts (including corporate pension plans)
•
The trust must be established before an account can be opened.
•
You must supply documentation to substantiate existence of your organization (i.e., Articles of Incorporation/Formation/Organization, Trust Agreements, Partnership Agreement or other official documents).
•
Remember to include a separate sheet detailing the full name, date of birth, social security number and permanent street address for all authorized individuals.

Retirement Accounts
You may invest in Fund shares through an IRA account sponsored by the Advisor, including traditional and Roth IRAs. The Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

Your Account

Minimum Investments
To purchase shares of a Fund, you must make at least the minimum initial investment (or subsequent investment) as shown in the table below. The minimum investment requirements may be waived from time to time.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Class A Shares
– Standard Accounts	$10,000	$100
– Traditional and Roth IRAs	$500	$100
– Accounts with Automatic Investment Plans	$500	$100
Institutional Shares
– Standard Accounts	$1,000,000	$100
– Qualified Retirement Plans	$10,000	$100
Supra Institutional Shares
– Standard Accounts	$5,000,000	$100
– Qualified Retirement Plans	$50,000	$100

Your Account – How to Buy Shares

How to Buy Shares
This section explains how you can purchase shares of the Funds. If you’re opening a new account, an account application is available online at www.MuzinichUSFunds.com or by calling 1‑855‑MUZINICH. For Fund shares held through brokerage and other types of accounts, please consult your Financial Intermediary.

Buying Shares	Opening an Account	Adding to an Account
Through a Financial Intermediary	Contact your Financial Intermediary	Contact your Financial Intermediary
By Mail (with Check)	• Mail your completed application (along with other required documents) and a check to: Muzinich Funds c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701
Write your account number on your check.
Send your check with (a) a completed investment slip from a prior statement or confirmation or (b) letter of instruction to:
Muzinich Funds
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701

By Wire
•
Submit your completed application (and other required documents). An account will be established for you and you will be contacted with the account number.
•
Instruct your financial institution to wire your money using the instructions found on page 66 of this prospectus.
• Call to notify us of your incoming wire. • Instruct your financial institution to wire your money using the instructions found on page 66 of this prospectus.
By Telephone	Not accepted for initial purchases	• If you have telephone purchase privileges on the account, you may purchase additional shares in the amount of $100 or more using the bank account on record by calling 1‑855‑MUZINICH.
By Automatic Investment Plan	Not accepted for initial purchases
•
Complete the Automatic Investment Plan section of the application or submit a letter of instruction if your account was opened without this being done.
•
Attach a voided check or savings deposit slip to your application or letter of instruction.
•
Mail the completed application or letter and voided check or savings deposit slip.
•
Your purchase will be electronically debited from the bank account on record as directed in your request.

General Notes for Buying Shares
Unless purchased through a Financial Intermediary, all investments must be made by check, ACH, or wire. All checks must be payable in U.S. dollars drawn on U.S. financial institutions. In the absence of the

Your Account – How to Buy Shares

granting of an exception consistent with the Trust’s anti-money laundering procedures, the Funds do not accept payment in cash or money orders. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Funds are unable to accept post-dated checks or any conditional order or payment.

•
Checks for all accounts, including individual, sole proprietorship, joint, Uniform Gifts to Minors Act (“UGMA”) or Uniform Transfers to Minors Act (“UTMA”) accounts, the check must be made payable to “Muzinich Funds.” A $25 charge may be imposed on any returned payment; you will also be responsible for any losses suffered by a Fund as a result.

•
ACH refers to the “Automated Clearing House” System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service. A $25 charge may be imposed on any rejected transfers; you will also be responsible for any losses suffered by a Fund as a result.

•	Wires instruct your financial institution with whom you have an account to make a Federal funds wire payment to us. Your financial institution may charge you a fee for this service.

Purchase through Financial Intermediaries. You may buy and sell shares of a Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”). Financial Intermediaries may have different investment minimum requirements than those outlined in this prospectus. Additionally, Financial Intermediaries may aggregate several customer accounts to accumulate the requisite initial investment minimum. Please consult your Financial Intermediary for their account policies. Your order will be priced at the relevant Fund’s NAV plus any applicable sales charge next computed after it is received by a Financial Intermediary. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records. Each Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services. Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Financial Intermediaries are responsible for placing your order correctly and promptly with the relevant Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus. If you transmit your order with these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at the relevant Fund’s NAV plus any applicable sales charge next computed after it is received by the Financial Intermediary. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

Purchase by Mail. Follow the instructions outlined in the table above. The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposits in the mail or with such services, or receipt at the Transfer Agent’s post office box of purchase orders or redemption requests, do not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

Purchase by Wire. If you are making your first investment in the Funds, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed account application via mail, overnight delivery or facsimile. Upon receipt of your completed account application, your account will be established and a service representative will

Your Account – How to Buy Shares

contact you to provide your new account number and wiring instructions. If you do not receive this information within one business day, you may call the Transfer Agent at 1-855-MUZINICH. Once your account has been established, you may instruct your bank to initiate the wire using the instructions you were given.

For either initial or subsequent investments, prior to sending the wire, please call the Transfer Agent at 1‑855‑MUZINICH to advise of your wire to ensure proper credit upon receipt. Your bank must include the name of the Fund, your name and account number so that your wire can be correctly applied.

Instruct your bank to send the wire to:
U.S. Bank N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit: Muzinich Funds, [Insert Fund Name]
(Shareholder Name, Shareholder Account #)

Your bank may impose a fee for investments by wire. Wired funds must be received prior to 4:00 p.m., Eastern time, to be eligible for same day pricing. The Funds and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions. If you have questions about how to invest by wire, you may call the Funds at 1‑855‑MUZINICH.

Purchase by Telephone. If your account has been open for seven business days and unless you declined telephone options on your account application, you may purchase additional shares in the amount of $100 or more from your bank account upon request by telephoning the Transfer Agent toll free at 1‑855‑MUZINICH. You may not make your initial purchase of the Fund’s shares by telephone. Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network. You must have banking information established on your account prior to making a purchase. Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions. If your order is received prior to 4:00 p.m. Eastern time, shares will be purchased at the price next calculated. For security reasons, requests by telephone may be recorded.

Automatic Investment Plan. For your convenience, the Funds offer an Automatic Investment Plan (“AIP”). Under the AIP, after you make your initial investment, you may authorize a Fund to withdraw automatically from your personal checking or savings account an amount that you wish to invest, which must be at least $100 on a monthly or quarterly basis. If you wish to enroll in the AIP, complete the “Automatic Investment Plan” section in the account application or call the Transfer Agent at 1‑855‑MUZINICH for additional information. In order to participate in the AIP, your bank or financial institution must be a member of the ACH network. The Funds may terminate or modify this privilege at any time. You may terminate your participation in the AIP at any time by notifying the Transfer Agent at least five days prior to the effective date. A fee ($25) will be charged if your bank does not honor the AIP draft for any reason.

The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals. However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets. By continually investing the same

Your Account – How to Buy Shares

amount, you will be purchasing more shares when the price is low and fewer shares when the price is high. Please call 1‑855‑MUZINICH for additional information regarding a Fund’s AIP.

Your Account

How to Sell Shares
Each Fund processes redemption orders received in good order promptly. “Good order” means your redemption request includes: (1) the name of the Fund, (2) the number of shares or dollar amount to be redeemed, (3) the account number and (4) signatures by all of the shareholders whose names appear on the account registration with a signature guarantee, if applicable. If the Fund class has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until it receives payment, which may be up to seven business days.

Selling Shares
Through a Financial Intermediary	• Contact your Financial Intermediary
By Mail
•
Prepare a written request including:
•
Your name(s) and signature(s);
•
Your account number;
•
The Fund name and class;
•
The dollar amount or number of shares you want to sell;
•
How and where to send the redemption proceeds;
•
Obtain a signature guarantee (if required) (See “Signature Guarantee Requirements below”);
•
Obtain other documentation (if required);
•
Mail us your request and documentation.

By Wire
•
Wire redemptions are available only if your redemption is for $2,500 or more;
•
Call us with your request (unless you declined telephone redemption privileges on your account application) (See “By Telephone”); or
•
Mail us your request (See “By Mail”).

By Telephone
•
Call us with your request (unless you declined telephone redemption privileges on your account application).
•
Provide the following information:
•
Your account number.
•
Exact name(s) in which the account is registered.
•
Additional form of identification.
•
Redemption proceeds will be:
•
Mailed to you or
•
Electronically credited to your account at the financial institution identified on your account application.

Systematically
•
Complete the systematic withdrawal program section of the application.
•
Attach a voided check or savings deposit slip to your application.
•
Mail us your completed application.
•
Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application or sent by check to your address of record.

General Notes for Selling Shares
In general, orders to sell or “redeem” shares may be placed either directly with a Fund, the Transfer Agent or with your Financial Intermediary. You may redeem part or all of a Fund’s shares at the next determined NAV after the Fund receives your order. You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern time, to obtain that day’s closing NAV. Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

Your Account – How to Sell Shares

Through a Financial Intermediary. You may redeem Fund shares through your Financial Intermediary. Redemptions made through a Financial Intermediary may be subject to procedures established by that institution. Your Financial Intermediary is responsible for sending your order to the Fund and for crediting your account with the proceeds. For redemption through Financial Intermediaries, orders will be processed at the NAV per share next effective after receipt of the order by the Financial Intermediary. Please keep in mind that your Financial Intermediary may charge additional fees for its services. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

By Mail. You may redeem Fund shares by simply sending a written request to the Transfer Agent. Please provide the name of the Fund, account number and state the number of shares or dollar amount you would like redeemed. The letter should be signed by all shareholders whose names appear on the account registration. Redemption requests will not become effective until all documents have been received in good form by the Fund. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization). Shareholders should contact the Fund for further information concerning documentation required for redemption of Fund shares.

Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

Shares held in IRAs may be redeemed by telephone at 1-855-MUZINICH. Investors will be asked whether or not to withhold taxes from any distribution.

Telephone or Wire Redemption. You may redeem Fund shares by telephone unless you declined telephone options on your account application. You may request telephone options after your account is opened by calling the Transfer Agent at 1‑855‑MUZINICH for additional information. A signature guarantee or a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source may be required of shareholders in order to qualify for or to change telephone options on an existing account. During periods of high market activity, you may encounter higher than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. If you are unable to contact the Transfer Agent by telephone, you may also mail the requests to a Fund at the address listed under “Contacting the Funds.” Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time) on the day the telephone transaction was originally placed.

You may redeem up to $100,000 in shares by calling the Transfer Agent at 1‑855‑MUZINICH prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time. Redemption proceeds will be sent on the next business day to the mailing address that appears on the Fund’s records. Per your request, redemption proceeds may be wired or may be sent by electronic funds transfer via the ACH network to your pre-designated bank account. The minimum amount that may be wired is $2,500. Wires are subject to a $15 fee paid by the investor and your bank may charge a fee to receive wired funds. You will not incur any charge when proceeds are sent via the ACH network; however, most ACH transfers require two days for the bank account to receive credit. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 calendar days before the redemption request.

Your Account – How to Sell Shares

Prior to executing instructions received to redeem shares by telephone, the Funds will use reasonable procedures to confirm that the telephone instructions are genuine. The telephone call may be recorded and the caller may be asked to verify certain personal identification information. If the Funds or their agents follow these procedures, they cannot be held liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person. The Funds may change, modify or terminate these privileges at any time upon at least a 60-day prior written notice to shareholders.

Systematic Withdrawal Program. The Funds offer a Systematic Withdrawal Program (“SWP”) whereby shareholders or their representatives may request a redemption in a predetermined amount each month or calendar quarter. Proceeds can be sent via check to the address on the account or proceeds can be sent by electronic funds transfer via the ACH network to a designated bank account. To start this program, your account must have Fund shares with a value of at least $10,000, and the minimum amount that may be withdrawn each month or quarter is $250. This program may be terminated or modified by the Funds at any time without charge or penalty. You may also elect to terminate your participation in this program at any time by contacting the Transfer Agent at least five days prior to the next scheduled withdrawal.

A withdrawal under the SWP involves a redemption of Fund shares, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted. To establish the SWP, complete the SWP section of the account application. Please call 1‑855‑MUZINICH for additional information regarding the SWP.

Exchange Privileges
You may exchange your Fund shares of the same class for shares of certain other Muzinich Funds, provided you have met any minimum investment requirements of the new Fund. If you are opening a new account with your exchange, you must meet each Fund’s minimum initial investment amount. Be sure to confirm with the Transfer Agent that the Fund into which you exchange is available for sale in your state. Not all Funds available for exchange may be available for purchase in your state. Because exchanges are a sale and purchase of shares, they are taxable transactions, see “Taxes.”

There will be no charge for exchanges between Muzinich Funds; however, if you exchange shares of a Fund within 90 days of initial purchase, redemption fees may apply.

Requirements. You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number). There is currently no limit on exchanges, but the Funds reserve the right to limit exchanges (See “Tools to Combat Frequent Transaction”). You may exchange your shares by mail or telephone, unless you declined telephone privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine. This exchange privilege may be terminated or modified by the Funds at any time upon a 60-day notice to shareholders.

Your Account – Exchange Privileges

Exchanging Shares
Through a Financial Intermediary	• Contact your Financial Intermediary
By Mail
•
Prepare a written request including:
•
Your name(s) and signature(s).
•
Your account number.
•
The names of the Fund (and class) you are exchanging.
•
The dollar amount or number of shares you want to sell (and exchange).
•
Open a new account and complete an account application if you are requesting different shareholder privileges.
•
Mail us your request and documentation.

By Telephone
•
Call us with your request (unless you declined telephone privileges on your account application).
•
Provide the following information:
•
Your account number.
•
Exact name(s) in which account is registered.
•
Additional form of identification.

Your Account

Account and Transaction Policies
Redemption Fee. The sale of Fund shares is subject to a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged within 90 days from the date of purchase. The Funds use the “first in first out” (“FIFO”) method to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. The redemption fee is charged for the benefit of its long-term shareholders and is deducted from your proceeds and retained by the Funds to help offset transaction costs. Each Fund reserves the right to waive redemption fees, withdraw exceptions, or otherwise modify the terms of the redemption fee at its discretion at any time, to the extent permitted by law.

There are limited exceptions to the imposition of the redemption fee. The following redemptions are exempt from application of the redemption fee:

•	Redemptions in a deceased shareholder account if such an account is registered in the deceased’s name.

•	Redemptions in the account of a disabled individual (disability of the shareholder as determined by the Social Security Administration).

•	Redemptions of shares purchased through a dividend reinvestment program.

•	Redemptions pursuant to a Fund’s systematic programs.

•	Redemptions in qualified retirement plans under Section 401(a) of the Internal Revenue Code (“IRC”), and plans operating consistent with 403(a), 403(b), 408, 408(A), 457, 501(c) and 223(d) of the IRC.

•
Redemptions of shares made in connection with non‑discretionary portfolio rebalancing associated with certain asset‑allocation programs managed by fee‑based investment advisors, certain wrap accounts and certain retirement plans.

Although the Funds have the goal of applying this redemption fee to most redemptions of shares held for less than 90 days, a Fund may not always be able to track short-term trading effected through Financial Intermediaries in non-disclosed or omnibus accounts. While the Funds have entered into information sharing agreements with such Financial Intermediaries as described under “Tools to Combat Frequent Transactions” which contractually require such Financial Intermediaries to provide a Fund with information relating to its customers investing in the Fund through non-disclosed or omnibus accounts, the Funds cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and may not always be able to track short-term trading effected through these Financial Intermediaries. In addition, because the Funds are required to rely on information provided by the Financial Intermediary as to the redemption fee, a Fund cannot ensure that the Financial Intermediary is always imposing such fee on the underlying shareholder in accordance with the Funds’ policies.

Tools to Combat Frequent Transactions. The Funds are intended for long-term investors and do not accommodate frequent transactions. Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt a Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders. The Board has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance. In addition, the Funds discourage excessive, short-term trading and other abusive trading practices and the Funds may use a variety of techniques to monitor trading activity and detect abusive trading practices. These steps may include, among other things, the imposition of redemption fees, if necessary, monitoring trading activity, or using fair value pricing when appropriate, under procedures as adopted by the Board when the Advisor determines current market

Your Account – Account and Transaction Policies

prices are not readily available. As approved by the Board, these techniques may change from time to time as determined by the Funds in their sole discretion.

In an effort to discourage abusive trading practices and minimize harm to a Fund and its shareholders, each Fund reserves the right, in its sole discretion, to reject any purchase order, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in Fund shares is believed by the Advisor to be harmful to the Funds) and without prior notice. The Funds may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect a Fund’s performance. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. The Funds seek to exercise their judgment in implementing these tools to the best of their ability in a manner that they believe is consistent with shareholder interests. Except as noted in the Prospectus, the Funds apply all restrictions uniformly in all applicable cases.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions a Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive. In particular, since the Funds receive purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, a Fund cannot always detect frequent trading. However, the Funds will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, each Fund has entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to the Fund, at its request, certain information relating to their customers investing in the Fund through non-disclosed or omnibus accounts. The Funds will use this information to attempt to identify abusive trading practices. Financial Intermediaries are contractually required to follow any instructions from the Funds to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of a Fund’s policies. However, the Funds cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts. As a consequence, a Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Proceeds. The Funds typically send redemption proceeds on the next business day (a day when the NYSE is open for normal business) after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or automated clearing house (ACH) transfer. Under unusual circumstances, a Fund may suspend redemptions, or postpone payment for up to seven business days, as permitted by federal securities law.

Each Fund typically expects that it will hold cash or cash equivalents to meet redemption requests. A Fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. In situations in which investment holdings in cash or cash equivalents are not sufficient to meet redemption requests or when the sale of portfolio securities is not sufficient to meet redemption requests, a Fund will typically borrow money through its line of credit. These redemption methods will be used regularly and may also be used in stressed market conditions. Each Fund reserves the right to pay redemption proceeds to you in whole or in part through a redemption in-kind as described under “Redemption In-Kind” below. Redemptions in-kind are typically used to meet redemption requests that are a large percentage of a Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind may be used regularly in such circumstances and may also be used in stressed market conditions.

Your Account – Account and Transaction Policies

If elected on your account application, you may have the proceeds of the redemption request sent by check to your address of record, by wire to a pre-determined bank, or by electronic funds transfer via the ACH network to the bank account designated by you on your fund account application. When proceeds are sent via the ACH network, the funds are usually available in your bank account in two to three business days.

Check Clearance. The proceeds from a redemption request may be delayed up to seven business days from the date of purchase if the redemption includes shares purchased by check or electronic funds transfers via the Automated Clearing House (“ACH”) network. If the purchase payment does not clear, you will be responsible for any losses suffered by the relevant Fund as well as a $25 service charge imposed by the Transfer Agent. This delay can be avoided by purchasing shares by wire.

Suspension of Redemptions. A Fund may temporarily suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of the Fund’s shareholders.

Signature Guarantees. The Transfer Agent may require a signature guarantee for certain redemption requests. A signature guarantee assures that your signature is genuine and protects you from unauthorized transactions. A signature guarantee, from either a Medallion program member or a non-Medallion program member, of each owner is required in the following situations:

•	For all redemption requests in excess of $100,000;

•	When a redemption is received by the Transfer Agent and the account address has changed within the last 30 calendar days;

•	When requesting a change in ownership on your account; and

•	When redemption proceeds are payable or sent to any person, address or bank account not on record.

In addition to the situations described above, a Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation. Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor. The Advisor reserves the right to waive any signature requirement at its discretion.

Customer Identification Program. Please note that, in compliance with the USA PATRIOT Act of 2001, the Transfer Agent will verify certain information on your account application as part of the Funds’ Anti-Money Laundering Program. As requested on the account application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted. If you do not supply the necessary information, the Transfer Agent may not be able

Your Account – Account and Transaction Policies

to open your account. Please contact the Transfer Agent at 1‑855‑MUZINICH if you need additional assistance when completing your application. If the Transfer Agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, each Fund reserves the right to temporarily limit additional share purchases, close your account or take any other action they deem reasonable or required by law.

No Certificates. The Funds do not issue share certificates.

Right to Reject Purchases. Each Fund reserves the right to reject any purchase in whole or in part. We may cease taking purchase orders for a Fund at any time when we believe that it is in the best interest of our current shareholders. The purpose of such action is to limit increased Fund expenses incurred when certain investors buy and sell shares of a Fund for the short-term when the markets are highly volatile.

Redemption In-Kind. Each Fund reserves the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund’s portfolio (a “redemption in-kind”). It is not expected that the Funds would do so except during unusual market conditions. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash. A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

Small Accounts. To reduce our expenses, if the value of your account falls below $1,000 (excluding Qualified Retirement Accounts) with respect to Class A Shares, a Fund may ask you to increase your balance. If after 60 days, the account value is still below $1,000 (excluding Qualified Retirement Accounts), the Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account’s market value. There are no minimum balance requirements for Qualified Retirement Accounts.

Householding. In an effort to decrease costs, the Funds will reduce the number of duplicate Prospectuses and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Transfer Agent toll free at 1‑855‑MUZINICH to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Confirmations. If you purchase shares directly from a Fund, you will receive monthly statements detailing Fund balances and all transactions completed during the prior month and a confirmation of each transaction. Automatic reinvestments of distributions and systematic investments/withdrawals may be confirmed only by monthly statement. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and monthly statements.

Portfolio Holdings. A description of the Funds’ policies and procedures with respect to the disclosure of portfolio securities is available in the Funds’ SAI.

Policy on Foreign Shareholders. Shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside the United States even if they are United States citizens or lawful permanent residents. However, there are certain exceptions, which include, but are not limited to, to investors with United States military APO or FPO addresses. The Funds reserve the right to close the account within five business days if clarifying information or documentation is not received.

Your Account – Account and Transaction Policies

Canceled or Failed Payments. Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled within two business days of bank notification. You will be responsible for any actual losses or expenses incurred by the Fund or the Transfer Agent as a result of the cancellation, and a Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement. The Funds and their agents have the right to reject or cancel any purchase or exchange (purchase side only) due to nonpayment.

Lost Shareholders, Inactive Accounts and Unclaimed Property. It is important that the Funds maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Funds. Based upon statutory requirements for returned mail, the Funds will attempt to locate the shareholder or rightful owner of the account. If a Fund is unable to locate the shareholder, then it will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. Each Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent toll-free at 1‑855‑MUZINICH at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

Distributions and Taxes

Distributions
The Credit Opportunities Fund declares distributions from net investment income at least quarterly. The High Yield Fund, Low Duration Fund and Floating Rate Fund declare distributions from net investment income at least monthly. Any net capital gain realized by the Funds will be distributed at least annually. Any Fund may make an additional payment of dividends or distributions if it deems it desirable at other times during any year.

All distributions of the Funds are reinvested in additional shares, unless you choose one of the following options:

(1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; (2) receive all distributions in cash; or
(3) reinvest dividends in additional Fund shares while receiving capital gain distributions in cash.

If you wish to change your distribution option, please contact the Transfer Agent in writing or by telephone at least five days prior to the next distributions. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder’s account at a Fund’s then current NAV and to reinvest all subsequent distributions.

Distributions and Taxes

Taxes
Each Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, a Fund will not be subject to federal income tax if it distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI.

Each Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise taxes. There is no assurance that a Fund’s distributions or investments will enable it to avoid all taxes in all periods.

You will generally be taxed on a Fund’s distributions, regardless of whether you reinvest them in additional Fund shares or receive them in cash. A Fund’s distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. A Fund’s distributions of long-term capital gain, if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to certain state and local taxes. Some Fund distributions may also include nontaxable returns of capital. Return of capital distributions reduce your tax basis in your Fund shares and, after tax basis is reduced to zero, would be treated as gain from the sale of the shares.

A distribution is treated as qualified dividend income to the extent that a Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met by the Fund and the shareholder. Qualified dividends are taxable to individuals at a maximum federal rate of 20%. To the extent a Fund’s distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income. A Fund’s distributions of dividends that it receives from REITs or other regulated investment companies generally do not constitute “qualified dividend income.” Based on the investment policies of the Funds, it is expected that little, if any, of a Fund’s distributions will be treated as qualified dividend income.

Distributions of capital gain and distributions of net investment income reduce the NAV of a Fund’s shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution economically may represent a return of a portion of your investment.

For taxable years beginning after 2017 and before 2025, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes ordinary real estate investment trust (“REIT”) dividends and income derived from master limited partnership (“MLP”) investments. There is currently no mechanism for a Fund, to the extent that the Fund invests in REITs or MLPs, to pass through to non-corporate shareholders the character of ordinary REIT dividends or income derived from MLP investments so as to allow such shareholders to claim this deduction. It is uncertain whether future legislation or other guidance will enable a Fund to pass through to non-corporate shareholders the ability to claim this deduction.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will generally be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange, and otherwise as short-term capital gain. Any capital loss arising from the sale or exchange of shares held

Distributions and Taxes

for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain distributions with respect to those shares.

Interest, dividends and capital gains from the Fund generally will be subject to the 3.8% Medicare tax that is imposed on the net investment income of individual taxpayers in the higher income brackets and on certain estates and trusts.

The Funds’ transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Funds’ ordinary income distributions to you, and may cause some or all of the Funds’ previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains. Adjustments to reflect these gains and losses will be made at the end of the Funds’ taxable year. A Fund may decide not to make a previously scheduled distribution if it would consist only of return of capital.

A Fund may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions and redemption proceeds otherwise payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Rather, any amounts withheld may be credited against your Federal income tax liability, so long as you timely provide the required information or certification. Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source.

After December 31 of each year, the Funds will mail you reports containing information about the income tax classification of distributions paid during the year. Distributions declared in October, November or December to shareholders of record on a specified date in such a month, but paid in January, are taxable as if they were paid in December.

A Fund may make taxable distributions to shareholders even in periods during which the share price has declined. The Funds do not consider taxes to be of primary importance in implementing their investment strategies. For further information about the tax effects of investing in the Funds, including state and local tax matters, please see the SAI and consult your tax adviser.

Index Descriptions

The ICE BofAML Global Corporate & High Yield Index (GI00) is an unmanaged index tracking the performance of fixed-rate investment grade and below investment grade corporate debt publicly issued in the major domestic and Eurobond markets. Qualifying currencies include AUD, CAD, EUR, JPY, GBP, and USD. Qualifying issues must meet minimum size requirements denominated in the currency of issue, and must have a remaining term of at least one year to maturity. The Index’s performance is presented in each of hedged 100% to USD, in local currency (LOC), and USD without hedging.

The ICE BofAML BB-B U.S. Cash Pay High Yield Constrained Index (JUC4) contains all securities in the ICE BofAML U.S. Cash Pay High Yield Index (J0A0) rated BB1 through B3, based on an average of Moody’s, S&P and Fitch, but caps issuer exposure at 2%. The ICE BofAML U.S. Cash Pay High Yield Index (J0A0) tracks the performance of US dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly issued in the US domestic market. Qualifying securities must have a below investment grade rating (based on an average of Moody’s, S&P and Fitch), at least 18 months to final maturity at the time of issuance, at least one year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of $250 million.

The ICE BofAML 1-3 Year U.S. Corporate & Government Index (B1A0) is a subset of the ICE BofAML US Corporate & Government Index (B0A0) including all securities with a remaining term to final maturity less than 3 years. The ICE BofAML US Corporate & Government Index (B0A0) tracks the performance of US dollar denominated investment grade debt publicly issued in the US domestic market, including US Treasury, US agency, foreign government, supranational and corporate securities. Qualifying securities must have an investment grade rating (based on an average of Moody’s, S&P and Fitch), at least one year remaining term to final maturity, at least 18 months to final maturity at point of issuance, fixed coupon schedule and a minimum amount outstanding of $1 billion for US Treasuries and $250 million for all other securities.

It is not possible to invest directly in an index.
_________________________________
Source ICE Data Indices, LLC (“ICE DATA”), used with permission. ICE DATA PERMITS USE OF ICE DATA INDICES AND RELATED DATA ON AN “AS IS” BASIS, MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE SUITABILITY, QUALITY, ACCURACY, TIMELINESS, AND/OR COMPLETENESS OF THE ICE DATA INDICES OR ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM, ASSUMES NO LIABILITY IN CONNECTION WITH THE USE OF THE FOREGOING, AND DOES NOT SPONSOR, ENDORSE, OR RECOMMEND MUZINICH & CO., INC., OR ANY OF ITS PRODUCTS OR SERVICES.

Financial Highlights

The tables below illustrate the Funds’ financial performance for the periods shown. Certain information reflects financial results for a single Fund share. “Total return” illustrates how much your investment in the Funds would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been audited by Tait, Weller & Baker LLP, the Funds’ independent registered public accounting firm. Their report and the Funds’ financial statements are included in the annual report which is available upon request.

Credit Opportunities Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

	Year Ended December 31,
Supra Institutional Class	2018		2017		2016		2015		2014
Net asset value, beginning of year	$10.69		$10.50		$10.27		$10.38		$10.37
INCOME FROM INVESTMENT OPERATIONS:
Net investment income [1]	0.29		0.34		0.32		0.29		0.26
Net realized and unrealized gain (loss) on investments	(0.27)		0.15		0.33		(0.14)		0.08
Total from investment operations	0.02		0.49		0.65		0.15		0.34
Redemption fees proceeds	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]
LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.27)		(0.31)		(0.26)		(0.31)
From return of capital	(0.02)		—		—		—		—
From net realized gain	(0.12)		(0.03)		(0.11)		—		(0.02)
Total distributions	(0.22)		(0.30)		(0.42)		(0.26)		(0.33)
Net asset value, end of year	$10.49		$10.69		$10.50		$10.27		$10.38
Total return	0.22%		4.70%		6.34%		1.48%		3.17%
SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$240.1		$208.4		$176.9		$148.5		$99.3
Portfolio turnover rate	244%		135%		260%		473%		598%
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.80%		0.83%		0.84%		0.90%		1.35%
After fees waived and expenses absorbed	0.60%		0.60%		0.60%		0.60%		0.60%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.61%		3.00%		2.77%		2.47%		1.75%
After fees waived and expenses absorbed	2.81%		3.23%		3.01%		2.77%		2.50%

[1]	Calculated based on the average number of shares outstanding.
[2]	Does not round to $0.01 or $(0.01), as applicable.

Credit Opportunities Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

							Period Ended
	Year Ended December 31,						December 31,
Institutional Class	2018		2017		2016	2015	2014 [1]
Net asset value, beginning of year/period	$10.69		$10.49		$10.27	$10.38	$10.45
INCOME FROM INVESTMENT OPERATIONS:
Net investment income [2]	0.29		0.34		0.33	0.27	0.04
Net realized and unrealized gain (loss) on investments	(0.27)		0.15		0.31	(0.12)	(0.03)
Total from investment operations	0.02		0.49		0.64	0.15	0.01
Redemption fees proceeds	—	[3]	—	[3]	—	—	—	[3]
LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.26)		(0.31)	(0.26)	(0.06)
From return of capital	(0.02)		—		—	—	—
From net realized gain	(0.12)		(0.03)		(0.11)	—	(0.02)
Total distributions	(0.22)		(0.29)		(0.42)	(0.26)	(0.08)
Net asset value, end of year/period	$10.49		$10.69		$10.49	$10.27	$10.38
Total return	0.20%		4.73%		6.20%	1.41%	0.12%	[4]
SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$154.0		$181.9		$74.6	$7.7	$0.6
Portfolio turnover rate	244%		135%		260%	473%	598%	[6]
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.83%		0.91%		0.90%	0.97%	1.15%	[5]
After fees waived and expenses absorbed	0.63%		0.67%		0.64%	0.67%	0.70%	[5]
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.57%		2.92%		2.81%	2.33%	1.27%	[5]
After fees waived and expenses absorbed	2.77%		3.16%		3.08%	2.63%	1.72%	[5]

[1]	Commenced operations on October 15, 2014. Information presented is for the period from October 15, 2014 to December 31, 2014.
[2]	Calculated based on the average number of shares outstanding.
[3]	Does not round to $0.01 or $(0.01), as applicable.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover calculated at the Fund level.

Credit Opportunities Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

			Period Ended
	Year Ended December 31,		December 31,
Class A	2018	2017	2016 [1]
Net asset value, beginning of year/period	$10.68	$10.49	$10.83
INCOME FROM INVESTMENT OPERATIONS:
Net investment income [2]	0.26	0.31	0.10
Net realized and unrealized gain (loss) on investments	(0.27)	0.14	(0.15)
Total from investment operations	(0.01)	0.45	(0.05)
LESS DISTRIBUTIONS:
From net investment income	(0.06)	(0.23)	(0.18)
From return of capital	(0.02)	—	—
From net realized gain	(0.12)	(0.03)	(0.11)
Total distributions	(0.20)	(0.26)	(0.29)
Net asset value, end of year/period	$10.47	$10.68	$10.49
Total return [5]	(0.07)%	4.35%	(0.52)%	[3]
SUPPLEMENTAL DATA:
Net assets, end of year/period (thousands)	$371.7	$203.5	$107.3
Portfolio turnover rate	244%	135%	260%	[6]
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.10%	1.15%	1.29%	[4]
After fees waived and expenses absorbed	0.91%	0.92%	0.95%	[4]
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.26%	2.67%	2.39%	[4]
After fees waived and expenses absorbed	2.45%	2.90%	2.75%	[4]

[1]	Commenced operations on August 31, 2016. Information presented is for the period from August 31, 2016 to December 31, 2016.
[2]	Calculated based on the average number of shares outstanding.
[3]	Not annualized.
[4]	Annualized.
[5]	The returns shown do not include effective sales charges. If the charges were included, total return would be reduced.
[6]	Portfolio turnover calculated at the Fund level.

U.S. High Yield Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

			Period Ended
	Year Ended December 31,		December 31,
Supra Institutional Class	2018	2017	2016 [1]
Net asset value, beginning of year/period	$9.85	$10.45	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income [2]	0.50	0.51	0.41
Net realized and unrealized gain (loss) on investments	(0.74)	0.14	0.35
Total from investment operations	(0.24)	0.65	0.76
LESS DISTRIBUTIONS:
From net investment income	(0.50)	(0.58)	(0.30)
From net realized gain	—	(0.67)	(0.01)
Total distributions	(0.50)	(1.25)	(0.31)
Net asset value, end of year/period	$9.11	$9.85	$10.45
Total return	(2.59)%	6.30%	7.74%	[3]
SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$29.5	$19.5	$83.0
Portfolio turnover rate	71%	120%	140%	[3]
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.63%	1.03%	1.83%	[4]
After fees waived and expenses absorbed	0.58%	0.58%	0.58%	[4]
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	4.18%	4.39%	4.01%	[4]
After fees waived and expenses absorbed	5.23%	4.84%	5.25%	[4]

[1]	Commenced operations on March 31, 2016. Information presented is for the period from March 31, 2016 to December 31, 2016.
[2]	Calculated based on the average number of shares outstanding.
[3]	Not annualized.
[4]	Annualized.

U.S. High Yield Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

	Year Ended December 31,	Period Ended December 31,
Institutional Class	2018	2017 [1]
Net asset value, beginning of year/period	$9.86	$10.46
INCOME FROM INVESTMENT OPERATIONS:
Net investment income [2]	0.49	0.39
Net realized and unrealized gain (loss) on investments	(0.74)	0.17
Total from investment operations	(0.25)	0.56
LESS DISTRIBUTIONS:
From net investment income	(0.49)	(0.49)
From net realized gain	—	(0.67)
Total distributions	(0.49)	(1.16)
Net asset value, end of year/period	$9.12	$9.86
Total return	(2.67)%	5.47%	[3]
SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$0.7	$2.6
Portfolio turnover rate	71%	120%	[3,5]
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.68%	1.61%	[4]
After fees waived and expenses absorbed	0.64%	0.68%	[4]
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	4.02%	3.87%	[4]
After fees waived and expenses absorbed	5.06%	4.81%	[4]

[1]	Commenced operations on March 27, 2017. Information presented is for the period from March 27, 2017 to December 31, 2017.
[2]	Calculated based on the average number of shares outstanding.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover calculated at the Fund level.

Low Duration Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

				Period Ended
	Year Ended December 31,			December 31,
Supra Institutional Class	2018	2017		2016 [1]
Net asset value, beginning of year/period	$10.27	$10.04		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income [2]	0.25	0.24		0.09
Net realized and unrealized loss on investments	(0.17)	0.18		0.03
Total from investment operations	0.08	0.42		0.12
Redemption fees proceeds	—	—	[3]	—
LESS DISTRIBUTIONS:
From net investment income	(0.29)	(0.19)		(0.08)
From net realized gain	(0.53)	—	[3]	—
Total distributions	(0.82)	(0.19)		(0.08)
Net asset value, end of year/period	$9.53	$10.27		$10.04
Total return	0.79%	4.26%		1.19%	[4]
SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$571.9	$705.8		$263.8
Portfolio turnover rate	72%	57%		7%	[4]
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.62%	0.71%		0.96%	[5]
After fees waived and expenses absorbed	0.50%	0.50%		0.50%	[5]
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.32%	2.16%		1.40%	[5]
After fees waived and expenses absorbed	2.44%	2.37%		1.86%	[5]

[1]	Commenced operations on June 30, 2016. Information presented is for the period from June 30, 2016 to December 31, 2016.
[2]	Calculated based on the average number of shares outstanding.
[3]	Does not round to $0.01 or $(0.01), as applicable.
[4]	Not annualized.
[5]	Annualized.

Floating Rate Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Period Ended December 31,
Institutional Class	2018 [1]
Net asset value, beginning of period	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income [2]	0.15
Net realized and unrealized loss on investments	(0.28)
Total from investment operations	(0.13)
LESS DISTRIBUTIONS:
From net investment income	(0.13)
From net realized gain	(0.09)
Total distributions	(0.22)
Net asset value, end of period	$9.65
Total return	(1.45)%	[3]
SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$11.1
Portfolio turnover rate	22%	[3]
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.37%	[4]
After fees waived and expenses absorbed	0.65%	[4]
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.26%	[4]
After fees waived and expenses absorbed	2.98%	[4]

[1]	Commenced operations on June 29, 2018. Information presented is for the period from June 29, 2018 to December 31, 2018.
[2]	Calculated based on the average number of shares outstanding.
[3]	Not annualized.
[4]	Annualized.

MUZINICH CREDIT OPPORTUNITIES FUND
MUZINICH U.S. HIGH YIELD CORPORATE BOND FUND
MUZINICH LOW DURATION FUND
MUZINICH HIGH INCOME FLOATING RATE FUND
Class A Shares
Institutional Shares
Supra Institutional Shares

FOR MORE INFORMATION

Annual/Semi-Annual Reports
Additional information about the Funds’ investments is available in the Funds’ annual/semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during its fiscal year.

Statement of Additional Information (“SAI”)
The SAI provides more detailed information about the Funds and is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Fund
You can get free copies of the Prospectus, SAI and annual/semi-annual reports or other information by visiting the Funds’ website at www.MuzinichUSFunds.com or by contacting the Funds at:

Muzinich Funds
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
1-855-MUZINICH or 1-855-689-4642
MuzinichUSFunds@muzinich.com

U.S. Securities and Exchange Commission Information
You can also get copies of this information by visiting the SEC’s website at www.sec.gov or for a duplicating fee by e-mailing publicinfo@sec.gov

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

Investment Company Act File No. 811‑05037